Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2024

	Shares	Value
COMMON STOCKS† - 4.0%
Financial - 1.0%
Invesco Ltd.	29,198	$ 499,022
T. Rowe Price Group, Inc.	3,987	422,781
BlackRock, Inc. — Class A	363	327,357
Capital One Financial Corp.	1,965	288,717
Lincoln National Corp.	8,597	275,964
State Street Corp.	3,115	271,317
Bank of America Corp.	6,340	258,355
Citizens Financial Group, Inc.	5,454	234,795
Essex Property Trust, Inc. REIT	761	229,662
Charles Schwab Corp.	3,186	207,409
Truist Financial Corp.	4,474	198,914
KeyCorp	11,155	190,304
Vornado Realty Trust REIT	5,532	190,135
Franklin Resources, Inc.	9,379	189,831
Healthpeak Properties, Inc. REIT	7,889	175,767
Alexandria Real Estate Equities, Inc. REIT	1,357	162,256
STAG Industrial, Inc. REIT	2,043	82,905
Glacier Bancorp, Inc.	1,288	60,922
Terreno Realty Corp. REIT	863	59,582
First Financial Bankshares, Inc.	1,517	55,477
National Storage Affiliates Trust REIT	949	44,356
Valley National Bancorp	4,679	40,614
Macerich Co. REIT	2,498	39,893
Walker & Dunlop, Inc.	341	36,508
Innovative Industrial Properties, Inc. REIT	292	36,290
LXP Industrial Trust REIT	3,282	34,002
Broadstone Net Lease, Inc. REIT	1,850	33,855
HA Sustainable Infrastructure Capital, Inc.	896	29,012
Outfront Media, Inc. REIT	1,700	28,985
Artisan Partners Asset Management, Inc. — Class A	687	28,572
Pacific Premier Bancorp, Inc.	1,095	28,141
Newmark Group, Inc. — Class A	1,942	26,858
Baldwin Insurance Group, Inc. — Class A*	559	26,211
Cohen & Steers, Inc.	291	26,004
Triumph Financial, Inc.*	281	23,598
Stewart Information Services Corp.	313	23,134
Trupanion, Inc.*	446	20,396
Cannae Holdings, Inc.	994	19,900
Marathon Digital Holdings, Inc.*	1,115	18,621
Virtus Investment Partners, Inc.	85	17,991
Goosehead Insurance, Inc. — Class A*	211	17,796
Live Oak Bancshares, Inc.	376	16,164
LendingClub Corp.*	1,171	14,228
Chimera Investment Corp. REIT	917	14,195
Hilltop Holdings, Inc.	362	11,892
Redfin Corp.*	1,216	11,357
Bank of NT Butterfield & Son Ltd.	294	11,246
Brandywine Realty Trust REIT	1,990	10,408
Riot Platforms, Inc.*	1,226	9,232
eXp World Holdings, Inc.	736	8,655
Safehold, Inc. REIT	335	8,392
MFA Financial, Inc. REIT	649	8,125
LendingTree, Inc.*	136	7,878
Piedmont Office Realty Trust, Inc. — Class A REIT	727	7,096
Veritex Holdings, Inc.	278	7,003
Centerspace REIT	83	6,208
ConnectOne Bancorp, Inc.	218	5,450
Redwood Trust, Inc. REIT	675	5,110
Uniti Group, Inc. REIT*	1,153	5,027
Brightsphere Investment Group, Inc.	189	4,610
Capitol Federal Financial, Inc.	762	4,580
Central Pacific Financial Corp.	160	4,402
Plymouth Industrial REIT, Inc.	182	4,357
First Bancshares, Inc.	120	4,111
Eagle Bancorp, Inc.	185	4,027
Signature Bank*	1,846	3,507
Anywhere Real Estate, Inc.*	675	3,301
Global Medical REIT, Inc.	351	3,268
TPG RE Finance Trust, Inc. REIT	358	3,243
Northfield Bancorp, Inc.	258	3,127
Metropolitan Bank Holding Corp.*	57	2,948
Ready Capital Corp. REIT	355	2,943
World Acceptance Corp.*	24	2,828
GCM Grosvenor, Inc. — Class A	258	2,810
Business First Bancshares, Inc.	114	2,784
Diamond Hill Investment Group, Inc.	17	2,687
Community Healthcare Trust, Inc. REIT	141	2,641
One Liberty Properties, Inc. REIT	95	2,541
ARMOUR Residential REIT, Inc.	103	2,106
Hingham Institution For Savings	8	2,056
First Foundation, Inc.	284	1,999
Alerus Financial Corp.	89	1,998
Waterstone Financial, Inc.	128	1,939
RBB Bancorp	83	1,906
West BanCorp, Inc.	95	1,895
Industrial Logistics Properties Trust REIT	380	1,881
Blue Foundry Bancorp*	167	1,849
HomeStreet, Inc.*	114	1,824
Enterprise Bancorp, Inc.	55	1,704
Invesco Mortgage Capital, Inc. REIT	183	1,604
Investors Title Co.	7	1,577
City Office REIT, Inc.	254	1,494
Civista Bancshares, Inc.	88	1,493

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2024

Shares	Value
COMMON STOCKS† - 4.0% continued
Financial - 1.0% continued
Regional Management Corp.	44	$1,475
Southern First Bancshares, Inc.*	44	1,429
Orchid Island Capital, Inc. REIT	158	1,296
Franklin Street Properties Corp. REIT	595	1,083
Seritage Growth Properties — Class A*	222	1,032
Atlanticus Holdings Corp.*	28	990
Citizens, Inc.*	297	855
Star Holdings*	60	806
Douglas Elliman, Inc.*	450	802
Pioneer Bancorp, Inc.*	69	759
Maiden Holdings Ltd.*	414	737
Office Properties Income Trust REIT	281	618
eHealth, Inc.*	145	587
B Riley Financial, Inc.*	118	580
Lemonade, Inc.*	30	556
Silvergate Capital Corp. — Class A*	327	425
Great Ajax Corp. REIT	129	415
Oportun Financial Corp.*	124	368
Endo Luxembourg Finance Co I SARL / Endo US, Inc.*,†††	1,750,000	175
SouthState Corp.	2	155
Ashford Hospitality Trust, Inc. REIT*	101	95
Fathom Holdings, Inc.*	36	95
Rafael Holdings, Inc. — Class B*	60	87
Finance of America Companies, Inc. — Class A*	11	77
Pershing Square Tontine Holdings, Ltd. — Class A*,†††,1	329,700	33
Stronghold Digital Mining, Inc. — Class A*	4	21
First Republic Bank*	1,594	21
SVB Financial Group*	1,156	15
Total Financial		5,257,502
Consumer, Cyclical - 0.8%
Tesla, Inc.*	2,487	532,492
Bath & Body Works, Inc.	10,922	335,961
Aptiv plc*	4,627	330,969
Caesars Entertainment, Inc.*	8,165	307,331
General Motors Co.	6,159	306,595
Penn Entertainment, Inc.*	15,035	279,952
Best Buy Company, Inc.	2,703	271,381
Carnival Corp.*	14,515	239,498
CarMax, Inc.*	2,577	217,885
Pool Corp.	578	203,236
Target Corp.	1,235	189,721
Ford Motor Co.	15,940	178,369
NIKE, Inc. — Class B	2,085	173,722
Whirlpool Corp.	1,379	138,300
Crocs, Inc.*	683	99,834
VF Corp.	4,779	87,026
Under Armour, Inc. — Class C*	9,303	69,400
Under Armour, Inc. — Class A*	8,161	62,758
Advance Auto Parts, Inc.	1,253	56,773
Macy's, Inc.	3,538	55,087
Signet Jewelers Ltd.	620	52,142
Steven Madden Ltd.	944	42,575
American Eagle Outfitters, Inc.	1,778	36,591
LCI Industries	289	34,056
Goodyear Tire & Rubber Co.*	3,229	28,480
LGI Homes, Inc.*	252	27,186
MillerKnoll, Inc.	872	25,680
Fox Factory Holding Corp.*	493	19,957
Gentherm, Inc.*	390	19,711
Dana, Inc.	1,698	19,170
Papa John's International, Inc.	387	18,332
Sonos, Inc.*	1,488	18,198
Sally Beauty Holdings, Inc.*	1,288	16,808
Topgolf Callaway Brands Corp.*	1,357	13,651
Vista Outdoor, Inc.*	330	13,213
Wolverine World Wide, Inc.	954	13,079
Cracker Barrel Old Country Store, Inc.	278	11,003
Camping World Holdings, Inc. — Class A	489	10,729
National Vision Holdings, Inc.*	969	10,233
Lions Gate Entertainment Corp. — Class B*	1,385	9,584
AMC Entertainment Holdings, Inc. — Class A*	1,286	6,200
Rush Street Interactive, Inc.*	616	5,772
Shyft Group, Inc.	406	5,761
Malibu Boats, Inc. — Class A*	121	4,401
Standard Motor Products, Inc.	124	4,006
Sleep Number Corp.*	260	3,955
MarineMax, Inc.*	123	3,902
Allegiant Travel Co. — Class A*	90	3,787
Douglas Dynamics, Inc.	134	3,731
Bally's Corp.*	191	3,285
Zumiez, Inc.*	114	3,162
Lions Gate Entertainment Corp. — Class A*	341	2,650
Denny's Corp.*	362	2,367
iRobot Corp.*	315	2,306
Movado Group, Inc.	91	2,171
Sun Country Airlines Holdings, Inc.*	187	2,053
Marcus Corp.	136	1,924
Lovesac Co.*	76	1,766
Portillo's, Inc. — Class A*	136	1,674
Cooper-Standard Holdings, Inc.*	100	1,545
OneWater Marine, Inc. — Class A*	61	1,466
Hyliion Holdings Corp.*	698	1,305
GrowGeneration Corp.*	647	1,262
Johnson Outdoors, Inc. — Class A	31	1,114
Superior Group of Companies, Inc.	69	999
Children's Place, Inc.*	161	918
Vera Bradley, Inc.*	155	904
Aeva Technologies, Inc.*	246	812
Blink Charging Co.*	428	796
American Outdoor Brands, Inc.*	84	775
Tilly's, Inc. — Class A*	135	724
Universal Electronics, Inc.*	74	690

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2024

Shares	Value
COMMON STOCKS† - 4.0% continued
Consumer, cyclical - 0.8% continued
Torrid Holdings, Inc.*	103	$680
Citi Trends, Inc.*	47	672
Traeger, Inc.*	177	635
Nikola Corp.*	89	590
Cato Corp. — Class A	117	570
Sportsman's Warehouse Holdings, Inc.*	259	544
Lifetime Brands, Inc.	75	536
ONE Group Hospitality, Inc.*	123	474
EVI Industries, Inc.	27	446
GAN Ltd.*	239	413
Purple Innovation, Inc.*	343	412
Noodles & Co.*	242	382
PetMed Express, Inc.*	118	376
Tupperware Brands Corp.*	286	343
Fossil Group, Inc.*	284	321
Duluth Holdings, Inc. — Class B*	72	292
Mesa Air Group, Inc.*	204	253
Regis Corp.*	12	252
Big 5 Sporting Goods Corp.*	123	231
Big Lots, Inc.*	354	193
Liberty TripAdvisor Holdings, Inc. — Class A*	434	187
PLBY Group, Inc.*	337	180
Container Store Group, Inc.*	189	154
Kirkland's, Inc.*	74	108
Nu Ride, Inc. — Class A*	60	104
Canoo, Inc.*	55	84
Lazydays Holdings, Inc.*	44	75
F45 Training Holdings, Inc.*	176	44
Aterian, Inc.*	12	36
Workhorse Group, Inc.*	43	29
Barnes & Noble Education, Inc.*	2	26
Rite Aid Corp.*	328	13
Fisker, Inc.*	1,915	6
Ideanomics, Inc.*	22	5
LL Flooring Holdings, Inc.*	170	3
Conn's, Inc.*	106	1
Arcimoto, Inc.*	9	–
EBET, Inc.*	2	–
BowFlex, Inc.*,††	179	–
Shift Technologies, Inc.*	102	–
Total Consumer, Cyclical		4,664,521
Technology - 0.7%
ANSYS, Inc.*	2,022	649,911
Qorvo, Inc.*	5,008	580,377
Skyworks Solutions, Inc.	4,710	516,169
Zebra Technologies Corp. — Class A*	1,317	454,865
Paycom Software, Inc.	1,974	321,328
IPG Photonics Corp.*	4,423	302,401
Seagate Technology Holdings plc	2,826	281,328
Dayforce, Inc.*	4,165	238,113
ASGN, Inc.*	596	57,311
Silicon Laboratories, Inc.*	444	52,556
Power Integrations, Inc.	691	46,366
Envestnet, Inc.*	635	39,846
Workiva, Inc.*	501	39,163
Synaptics, Inc.*	463	37,697
Diodes, Inc.*	510	35,542
Semtech Corp.*	756	33,128
BlackLine, Inc.*	633	31,365
SiTime Corp.*	188	27,196
Rapid7, Inc.*	659	24,917
Ambarella, Inc.*	412	24,596
DigitalOcean Holdings, Inc.*	593	22,196
Ultra Clean Holdings, Inc.*	521	19,642
PagerDuty, Inc.*	967	19,127
JFrog Ltd.*	632	17,544
Sprout Social, Inc. — Class A*	530	16,483
Phreesia, Inc.*	584	15,015
Appian Corp. — Class A*	461	14,955
MaxLinear, Inc. — Class A*	829	12,584
Asana, Inc. — Class A*	853	11,993
Zuora, Inc. — Class A*	1,333	11,717
PAR Technology Corp.*	147	7,937
Grid Dynamics Holdings, Inc.*	530	7,378
Sapiens International Corporation N.V.	184	6,696
Bandwidth, Inc. — Class A*	275	4,719
Health Catalyst, Inc.*	609	4,379
Digital Turbine, Inc.*	1,060	3,413
BigCommerce Holdings, Inc.*	567	3,323
CEVA, Inc.*	132	3,160
3D Systems Corp.*	1,453	3,109
8x8, Inc.*	1,327	2,495
Domo, Inc. — Class B*	330	2,465
Mitek Systems, Inc.*	255	2,377
American Software, Inc. — Class A	187	2,152
Unisys Corp.*	384	2,124
Cerence, Inc.*	454	1,498
Porch Group, Inc.*	894	1,287
AvidXchange Holdings, Inc.*	147	1,186
Corsair Gaming, Inc.*	163	1,136
Enfusion, Inc. — Class A*	126	1,045
ON24, Inc.*	161	1,039
Desktop Metal, Inc. — Class A*	219	961
LivePerson, Inc.*	775	953
Telos Corp.*	238	869
Ouster, Inc.*	112	793
Rackspace Technology, Inc.*	324	745
Outbrain, Inc.*	127	648
CoreCard Corp.*	43	625
TTEC Holdings, Inc.	108	552
Brightcove, Inc.*	242	540
Veritone, Inc.*	169	524
SecureWorks Corp. — Class A*	58	484
CS Disco, Inc.*	84	465
Upland Software, Inc.*	172	380
Atomera, Inc.*	120	323
Vuzix Corp.*	349	301
Outset Medical, Inc.*	548	290
Forian, Inc.*	112	276
Arteris, Inc.*	29	249
iCAD, Inc.*	130	209
DarioHealth Corp.*	80	65
EMCORE Corp.*	22	23
Smith Micro Software, Inc.*	34	21
Ryvyl, Inc.*	11	12
Meta Materials, Inc.*	12	5
Society Pass, Inc.*	1	1
NantHealth, Inc.*	10	–
Total Technology		4,028,663

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2024

	Shares	Value
COMMON STOCKS† - 4.0% continued
Consumer, Non-cyclical - 0.7%
PayPal Holdings, Inc.*	5,817	$421,268
Bio-Techne Corp.	5,648	417,896
Align Technology, Inc.*	1,380	327,364
Zoetis, Inc.	1,380	253,216
IDEXX Laboratories, Inc.*	513	246,922
Illumina, Inc.*	1,645	216,153
Charles River Laboratories International, Inc.*	985	194,784
MarketAxess Holdings, Inc.	746	180,823
Bio-Rad Laboratories, Inc. — Class A*	482	162,588
Robert Half, Inc.	2,350	147,275
Moderna, Inc.*	1,850	143,190
Dentsply Sirona, Inc.	5,242	132,570
Endo, Inc.*	2,219	59,691
TriNet Group, Inc.	474	48,741
Korn Ferry	630	46,022
Herc Holdings, Inc.	292	42,740
Avis Budget Group, Inc.	484	39,683
Alarm.com Holdings, Inc.*	552	32,866
LivaNova plc*	625	31,494
Arrowhead Pharmaceuticals, Inc.*	1,200	28,596
Twist Bioscience Corp.*	633	27,371
Denali Therapeutics, Inc.*	1,062	25,955
Upbound Group, Inc.	773	25,741
Veracyte, Inc.*	791	24,956
CONMED Corp.	339	24,822
Omnicell, Inc.*	513	22,818
NeoGenomics, Inc.*	1,325	21,889
Neogen Corp.*	1,258	21,701
Astrana Health, Inc.*	442	21,123
Cimpress plc*	205	20,270
LiveRamp Holdings, Inc.*	775	20,088
Kymera Therapeutics, Inc.*	403	19,489
Intellia Therapeutics, Inc.*	814	18,266
CareDx, Inc.*	593	18,223
Progyny, Inc.*	754	17,711
Beam Therapeutics, Inc.*	596	15,901
Helen of Troy Ltd.*	281	15,000
Arvinas, Inc.*	548	14,336
SpringWorks Therapeutics, Inc.*	342	14,265
AtriCure, Inc.*	525	13,760
Cassava Sciences, Inc.*	448	12,862
Owens & Minor, Inc.*	718	11,158
Deluxe Corp.	503	10,357
Recursion Pharmaceuticals, Inc. — Class A*	1,343	9,777
Nurix Therapeutics, Inc.*	373	9,400
Arcus Biosciences, Inc.*	526	9,005
Community Health Systems, Inc.*	1,457	7,941
Avid Bioservices, Inc.*	708	7,462
Coursera, Inc.*	851	6,893
Sana Biotechnology, Inc.*	1,029	6,225
Nuvation Bio, Inc.*	1,852	5,963
Fulgent Genetics, Inc.*	246	5,550
Monro, Inc.	194	5,256
Quanterix Corp.*	361	4,704
Heidrick & Struggles International, Inc.	115	4,439
Repay Holdings Corp.*	507	4,289
ModivCare, Inc.*	145	4,185
Viad Corp.*	120	4,129
OPKO Health, Inc.*	2,343	3,936
GRAIL, Inc.*,2	274	3,868
Castle Biosciences, Inc.*	124	3,679
Alector, Inc.*	695	3,670
OmniAb, Inc.*	867	3,633
Green Dot Corp. — Class A*	313	3,496
Fate Therapeutics, Inc.*	948	3,479
Travere Therapeutics, Inc.*	348	3,296
B&G Foods, Inc.	375	3,176
Surmodics, Inc.*	80	3,170
Pacific Biosciences of California, Inc.*	2,271	3,111
Scholar Rock Holding Corp.*	330	3,069
Editas Medicine, Inc.*	801	2,996
Carriage Services, Inc. — Class A	90	2,984
Enanta Pharmaceuticals, Inc.*	230	2,962
C4 Therapeutics, Inc.*	460	2,907
Ocugen, Inc.*	2,201	2,861
USANA Health Sciences, Inc.*	70	2,857
Varex Imaging Corp.*	224	2,796
Accolade, Inc.*	601	2,608
OrthoPediatrics Corp.*	80	2,556
Willdan Group, Inc.*	66	2,515
Nevro Corp.*	405	2,507
MaxCyte, Inc.*	563	2,432
Emergent BioSolutions, Inc.*	287	2,385
Sutro Biopharma, Inc.*	517	2,363
Mission Produce, Inc.*	220	2,358
Honest Company, Inc.*	495	2,312
Cerus Corp.*	986	2,228
Custom Truck One Source, Inc.*	540	2,214
Anika Therapeutics, Inc.*	86	2,210
Allogene Therapeutics, Inc.*	811	2,133
Heron Therapeutics, Inc.*	1,100	2,123
iTeos Therapeutics, Inc.*	120	2,022
Senseonics Holdings, Inc.*	5,152	2,005
Phathom Pharmaceuticals, Inc.*	120	1,982
OraSure Technologies, Inc.*	426	1,908
Joint Corp.*	165	1,866
Aaron's Company, Inc.	183	1,847
Beauty Health Co.*	1,022	1,829
Replimune Group, Inc.*	177	1,800
Olema Pharmaceuticals, Inc.*	150	1,770
Vanda Pharmaceuticals, Inc.*	326	1,725
Bioventus, Inc. — Class A*	164	1,648
Stoke Therapeutics, Inc.*	113	1,644
AngioDynamics, Inc.*	220	1,641
TrueBlue, Inc.*	205	1,634
Akebia Therapeutics, Inc.*	1,039	1,610
BioLife Solutions, Inc.*	61	1,579
Zentalis Pharmaceuticals, Inc.*	428	1,485
Inovio Pharmaceuticals, Inc.*	205	1,480
Inogen, Inc.*	116	1,423
Generation Bio Co.*	522	1,378
Orthofix Medical, Inc.*	78	1,360
Utah Medical Products, Inc.	20	1,360
Rigel Pharmaceuticals, Inc.*	101	1,357

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2024

Shares	Value
COMMON STOCKS† - 4.0% continued
Consumer, Non-cyclical - 0.7% continued
Aveanna Healthcare Holdings, Inc.*	235	$ 1,328
Absci Corp.*	287	1,263
Sangamo Therapeutics, Inc.*	1,415	1,200
Accuray, Inc.*	550	1,199
Personalis, Inc.*	214	1,164
Pulmonx Corp.*	155	1,135
Coherus Biosciences, Inc.*	806	1,120
Organogenesis Holdings, Inc.*	379	1,092
Annexon, Inc.*	185	1,054
European Wax Center, Inc. — Class A*	150	1,035
Kodiak Sciences, Inc.*	399	1,001
Erasca, Inc.*	335	968
ChromaDex Corp.*	279	963
American Well Corp. — Class A*	109	905
Seer, Inc.*	495	832
HF Foods Group, Inc.*	217	770
Mind Medicine MindMed, Inc.*	125	758
MeiraGTx Holdings plc*	177	720
InfuSystem Holdings, Inc.*	108	718
Lexicon Pharmaceuticals, Inc.*	408	706
Udemy, Inc.*	81	686
Stereotaxis, Inc.*	295	676
Harvard Bioscience, Inc.*	234	674
Applied Therapeutics, Inc.*	105	666
Lineage Cell Therapeutics, Inc.*	747	660
2seventy bio, Inc.*	135	657
Praxis Precision Medicines, Inc.*	12	638
Precigen, Inc.*	565	622
Vaxart, Inc.*	715	620
Athira Pharma, Inc.*	192	593
XBiotech, Inc.*	90	576
Q32 Bio, Inc.*	13	565
Scilex Holding Co.*	491	565
LENZ Therapeutics, Inc.	22	515
Oramed Pharmaceuticals, Inc.*	212	507
WW International, Inc.*	627	490
IGM Biosciences, Inc.*	48	489
Inozyme Pharma, Inc.*	85	471
CytomX Therapeutics, Inc.*	386	455
Instil Bio, Inc.*	31	432
Tenaya Therapeutics, Inc.*	153	410
Chimerix, Inc.*	435	406
Neurogene, Inc.*	10	374
Adaptimmune Therapeutics plc ADR*	273	347
Tectonic Therapeutic, Inc.*	18	346
Greenwich Lifesciences, Inc.*	24	336
Prelude Therapeutics, Inc.*	64	333
Seres Therapeutics, Inc.*	414	331
Werewolf Therapeutics, Inc.*	153	330
Dianthus Therapeutics, Inc.*	11	317
Marinus Pharmaceuticals, Inc.*	220	308
Atara Biotherapeutics, Inc.*	40	304
Taysha Gene Therapies, Inc.*	133	298
Allakos, Inc.*	417	296
Affimed N.V.*	69	292
Eliem Therapeutics, Inc.*	41	287
Spyre Therapeutics, Inc.*	10	276
Ikena Oncology, Inc.*	161	275
Beyondspring, Inc.*	133	271
CytoSorbents Corp.*	245	257
Cartesian Therapeutics, Inc.*	18	251
Apyx Medical Corp.*	185	246
PMV Pharmaceuticals, Inc.*	156	245
ALX Oncology Holdings, Inc.*	105	244
Kronos Bio, Inc.*	231	243
Pyxis Oncology, Inc.*	62	235
CEL-SCI Corp.*	214	231
Bluebird Bio, Inc.*	402	226
Verastem, Inc.*	85	213
Tourmaline Bio, Inc.	12	209
Solid Biosciences, Inc.*	23	205
Assertio Holdings, Inc.*	173	204
Alpha Teknova, Inc.*	41	203
Durect Corp.*	134	198
Spero Therapeutics, Inc.*	144	197
Exagen, Inc.*	61	182
Century Therapeutics, Inc.*	96	169
BioAtla, Inc.*	92	163
AirSculpt Technologies, Inc.*	38	159
Passage Bio, Inc.*	220	154
Inotiv, Inc.*	99	149
Biodesix, Inc.*	75	147
Korro Bio, Inc.*	3	143
Laird Superfood, Inc.*	37	143
Curis, Inc.*	25	138
Allovir, Inc.*	175	136
Vistagen Therapeutics, Inc.*	38	133
Cue Biopharma, Inc.*	183	132
Kezar Life Sciences, Inc.*	219	132
Gritstone bio, Inc.*	249	119
MEI Pharma, Inc.	33	104
Vor BioPharma, Inc.*	113	99
Precision BioSciences, Inc.*	9	98
Retractable Technologies, Inc.*	103	96
Cara Therapeutics, Inc.*	264	95
Bolt Biotherapeutics, Inc.*	136	92
TherapeuticsMD, Inc.*	46	86
Quince Therapeutics, Inc.*	118	82
Vincerx Pharma, Inc.*	95	78
Rapid Micro Biosystems, Inc. — Class A*	86	73
Sensei Biotherapeutics, Inc.*	124	72
Ginkgo Bioworks Holdings, Inc.*	10	67
Aligos Therapeutics, Inc.*	5	63
Carisma Therapeutics, Inc.*	59	63
Zevia PBC — Class A*	61	61
Hookipa Pharma, Inc.*	11	58
Fortress Biotech, Inc.*	28	57
Syros Pharmaceuticals, Inc.*	34	56
Oncternal Therapeutics, Inc.*	13	54
Singular Genomics Systems, Inc.*	8	54
Oncocyte Corp.*	17	54
Elicio Therapeutics, Inc.*	12	46
Accelerate Diagnostics, Inc.*	19	38
Xilio Therapeutics, Inc.*	43	37
KALA BIO, Inc.*	6	36

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2024

	Shares	Value
COMMON STOCKS† - 4.0% continued
Consumer, Non-cyclical - 0.7% continued
Vapotherm, Inc.*	16	$ 34
Lucid Diagnostics, Inc.*	39	31
Rubius Therapeutics, Inc.*,††	547	31
Aspira Women's Health, Inc.*	28	29
PAVmed, Inc.*	29	26
Talis Biomedical Corp.*	6	25
Molecular Templates, Inc.*	14	21
Sorrento Therapeutics, Inc.*	3,481	21
AquaBounty Technologies, Inc.*	16	17
Forte Biosciences, Inc.*	2	16
Atreca, Inc.*,††	154	14
Eterna Therapeutics, Inc.*	8	14
Cyclo Therapeutics, Inc.*	19	14
Finch Therapeutics Group, Inc.*	1	13
SQZ Biotechnologies Co.*	135	12
2U, Inc.*	28	10
Telesis Bio, Inc.*	3	9
MiNK Therapeutics, Inc.*	11	9
Mustang Bio, Inc.*	28	8
GT Biopharma, Inc.*	3	6
Portage Biotech, Inc.*	1	5
iBio, Inc.*	2	4
Trevena, Inc.*	1	4
Acutus Medical, Inc.*	113	4
DermTech, Inc.*	144	3
Ontrak, Inc.*	9	2
22nd Century Group, Inc.*	4	1
VBI Vaccines, Inc.*	37	1
Seelos Therapeutics, Inc.*	2	1
Tattooed Chef, Inc.*	281	–
Ampio Pharmaceuticals, Inc.*	4	–
Cue Health, Inc.*	85	–
Athersys, Inc.*	49	–
Codiak Biosciences, Inc.*,†††	94	–
Humanigen, Inc.*,††	284	–
Infinity Pharmaceuticals, Inc.*	521	–
Ligand Pharmaceuticals, Inc.*,††	67	–
Ligand Pharmaceuticals, Inc.*,††	67	–
9 Meters Biopharma, Inc.*	67	–
ViewRay, Inc.*	837	–
Total Consumer, Non-cyclical		3,885,940
Communications - 0.4%
Expedia Group, Inc.*	2,988	415,601
eBay, Inc.	5,107	301,824
Etsy, Inc.*	4,899	269,886
F5, Inc.*	1,315	267,142
Match Group, Inc.*	5,697	211,985
Walt Disney Co.	1,941	175,428
Charter Communications, Inc. — Class A*	457	158,826
Warner Bros Discovery, Inc.*	10,664	83,606
EchoStar Corp. — Class A*	3,204	59,402
Q2 Holdings, Inc.*	638	47,346
Cargurus, Inc.*	1,120	32,458
Perficient, Inc.*	380	28,565
Ziff Davis, Inc.*	508	24,826
Magnite, Inc.*	1,523	21,002
DigitalBridge Group, Inc.	1,417	17,698
Upwork, Inc.*	1,378	13,284
Shutterstock, Inc.	274	9,831
Revolve Group, Inc.*	420	9,626
Liberty Latin America Ltd. — Class C*	906	8,580
TechTarget, Inc.*	305	8,128
Open Lending Corp. — Class A*	1,223	7,044
Infinera Corp.*	1,081	6,799
Clear Channel Outdoor Holdings, Inc.*	4,259	6,389
Beyond, Inc.*	504	4,954
Stitch Fix, Inc. — Class A*	949	3,587
IDT Corp. — Class B	85	3,261
Liquidity Services, Inc.*	135	2,939
NETGEAR, Inc.*	169	2,743
1-800-Flowers.com, Inc. — Class A*	317	2,545
RealReal, Inc.*	940	2,482
Anterix, Inc.*	68	2,412
Liberty Latin America Ltd. — Class A*	237	2,244
iHeartMedia, Inc. — Class A*	1,313	2,048
Groupon, Inc.*	140	1,942
Advantage Solutions, Inc.*	455	1,761
OptimizeRx Corp.*	205	1,704
Boston Omaha Corp. — Class A*	118	1,686
Thryv Holdings, Inc.*	90	1,640
Cardlytics, Inc.*	382	1,494
Ribbon Communications, Inc.*	419	1,429
Eventbrite, Inc. — Class A*	448	1,425
Ooma, Inc.*	130	1,352
Lands' End, Inc.*	85	1,317
Tucows, Inc. — Class A*	58	1,242
Entravision Communications Corp. — Class A	358	745
Inseego Corp.*	49	715
EW Scripps Co. — Class A*	335	660
1stdibs.com, Inc.*	106	520
Telesat Corp.*	41	447
National CineMedia, Inc.*	35	241
CuriosityStream, Inc.	155	239
CarParts.com, Inc.*	291	234
comScore, Inc.*	20	143
VirnetX Holding Corp.*	18	130
Fluent, Inc.*	43	122
Cambium Networks Corp.*	63	109
Solo Brands, Inc. — Class A*	71	97
aka Brands Holding Corp.*	4	89
Audacy, Inc.*	23	1
CalAmp Corp.*,††	9	1
Digital Media Solutions, Inc. — Class A*	1	1
HyreCar, Inc.*	104	–
Total Communications		2,235,977
Industrial - 0.4%
Generac Holdings, Inc.*	2,048	320,573
Mohawk Industries, Inc.*	2,047	317,571
Johnson Controls International plc	4,227	307,937
Keysight Technologies, Inc.*	1,753	270,172
Fortune Brands Innovations, Inc.	3,048	242,042
Ball Corp.	2,988	190,665
Stanley Black & Decker, Inc.	1,746	178,720

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2024

Shares	Value
COMMON STOCKS† - 4.0% continued
Industrial - 0.4% continued
Exponent, Inc.	606	$65,611
Zurn Elkay Water Solutions Corp.	1,417	45,953
John Bean Technologies Corp.	366	32,881
Kennametal, Inc.	980	25,353
Helios Technologies, Inc.	378	16,704
Ichor Holdings Ltd.*	331	10,261
Montrose Environmental Group, Inc.*	305	10,035
Vicor Corp.*	247	9,510
Aspen Aerogels, Inc.*	263	7,545
TriMas Corp.	253	6,454
nLight, Inc.*	509	6,078
Columbus McKinnon Corp.	163	5,576
Enviri Corp.*	459	5,485
Gorman-Rupp Co.	135	5,262
Triumph Group, Inc.*	373	5,196
Astec Industries, Inc.	133	4,500
CryoPort, Inc.*	476	4,436
Smith & Wesson Brands, Inc.	285	4,201
Mesa Laboratories, Inc.	29	3,877
FARO Technologies, Inc.*	212	3,816
Ranpak Holdings Corp.*	447	3,169
Manitowoc Company, Inc.*	204	2,058
Luxfer Holdings plc	164	1,840
GrafTech International Ltd.*	2,345	1,608
Yellow Corp.*	300	1,575
Latham Group, Inc.*	240	1,500
Turtle Beach Corp.*	90	1,406
Pure Cycle Corp.*	114	1,214
Standard BioTools, Inc.*	454	967
GoPro, Inc. — Class A*	755	966
AMMO, Inc.*	515	819
Caesarstone Ltd.*	134	657
Comtech Telecommunications Corp.*	152	480
Kopin Corp.*	462	447
Identiv, Inc.*	127	426
Hydrofarm Holdings Group, Inc.*	465	203
INNOVATE Corp.*	28	117
Akoustis Technologies, Inc.*	287	23
AgEagle Aerial Systems, Inc.*	20	8
Total Industrial		2,125,897
Basic Materials - 0.0%
Quaker Chemical Corp.	157	26,576
Tronox Holdings plc — Class A	1,344	18,722
Novagold Resources, Inc.*	1,390	5,908
Energy Fuels, Inc.*	900	4,410
Mativ Holdings, Inc.	136	2,575
Radius Recycling, Inc. — Class A	154	2,331
Centrus Energy Corp. — Class A*	57	2,257
Codexis, Inc.*	706	2,040
Compass Minerals International, Inc.	200	1,766
Unifi, Inc.*	81	553
Glatfelter Corp.*	261	420
Danimer Scientific, Inc.*	1,055	396
Total Basic Materials		67,954
Utilities - 0.0%
Ameresco, Inc. — Class A*	362	11,023
Middlesex Water Co.	101	6,364
Global Water Resources, Inc.	75	952
Total Utilities		18,339
Energy - 0.0%
Sunnova Energy International, Inc.*	1,009	11,210
National Energy Services Reunited Corp.*	226	2,204
DMC Global, Inc.*	111	1,373
Gevo, Inc.*	1,167	922
Stem, Inc.*	1,328	774
Eos Energy Enterprises, Inc.*	259	692
Aemetis, Inc.*	161	396
Beam Global*	52	244
Spruce Power Holding Corp.*	78	232
SunPower Corp. — Class A*	937	56
ESC AMYRIS Incorporated*,††	2,060	41
Total Energy		18,144
Pharmaceutical - 0.0%
Cyteir Therapeutics, Inc.*,††	99	298
Health Care - 0.0%
ESC NANOSTRING TECHNOL + NPV*,††	532	37
Total Common Stocks
(Cost $42,651,927)		22,303,272
PREFERRED STOCKS†† - 6.4%
Financial - 5.9%
Markel Group, Inc.
6.00%[3]	5,000,000	4,982,215
Goldman Sachs Group, Inc.
3.80%[3]	5,000,000	4,778,874
Citigroup, Inc.
4.15%[3]	5,000,000	4,723,444
Bank of New York Mellon Corp.
3.75%[3]	5,000,000	4,613,247
Wells Fargo & Co.
4.38%	139,386	2,776,569
4.75%	61,250	1,276,450
3.90%[3]	400,000	389,021
Bank of America Corp.
4.38%	131,500	2,661,560
4.38%[3]	1,650,000	1,590,169
Selective Insurance Group, Inc.
4.60%	85,536	1,580,705
Public Storage
4.10%	58,000	1,108,960
Lincoln National Corp.
9.25%[3]	750,000	818,625
RenaissanceRe Holdings Ltd.
4.20%	38,000	690,080
Jackson Financial, Inc.
8.00%[3]	26,000	686,400
American National Group, Inc.
5.95%[3]	1,500	36,855
First Republic Bank
4.50%*,†††	200,000	400
Total Financial		32,713,574

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2024

	Shares	Value
PREFERRED STOCKS†† - 6.4% continued
Government - 0.5%
CoBank ACB
4.25%[3]	3,000,000	$2,756,036
Total Preferred Stocks
(Cost $44,044,197)		35,469,610
WARRANTS† - 0.0%
Danimer Scientific, Inc.
Expiring 07/15/25*	352	33
Pershing Square SPARC Holdings, Ltd.
Expiring 12/31/49*,†††,1	82,425	8
Cassava Sciences Inc
Expiring 11/15/24*	179	5
Total Warrants
(Cost $0)		46
RIGHTS† - 0.0%
Consumer, Non-cyclical - 0.0%
Homology Medicines, Inc.
Expires 06/30/26	249	24,900
Neurogene, Inc.
Expires 06/30/29	41	4,100
XOMA Corp.
Expires 04/04/25	153	39
AbbVie Inc
Expires 03/31/29	2	–
Korro Bio, Inc.
Expires 12/31/26	191	–
Cartesian Therapeutics, Inc.
Expires 09/15/24	542	–
Pulse Biosciences, Inc.
Expires 06/26/24	83	–
Assertio Holdings, Inc.
Expires 12/31/25†††	971	–
Carisma Therapeutics, Inc.
Expires 03/31/27†††	1,182	–
Coherus Biosciences, Inc.†††	208	–
Epizyme, Inc.
Expires 01/01/28†††	793	–
Jounce Therapeutics, Inc.
Expires 05/05/25†††	196	–
Eli Lilly & Co.
Expires 12/31/31†††	6	–
Magnenta Therapeutics, Inc.†††	178	–
Radius Health, Inc.
Expires 12/31/25†††	558	–
Total Consumer, Non-cyclical		29,039
Consumer, Cyclical - 0.0%
Barnes & Noble Education, Inc.
Expires 01/31/25	263	966
Financial - 0.0%
CURO Group Holdings Corp.	125	5
Gurnet Point Capital LLC
Expires 12/31/26†††	285	–
Total Financial		5
Total Rights
(Cost $3,343)		30,010
MUTUAL FUND† - 1.2%
Guggenheim Risk Managed Real Estate Fund — Institutional Class[4]	196,835	6,780,975
Total Mutual Fund
(Cost $7,508,082)		6,780,975
CLOSED-END MUTUAL FUNDS†*** - 1.9%
BlackRock Credit Allocation Income Trust	290,333	3,196,567
Eaton Vance Limited Duration Income Fund	309,597	3,167,177
Western Asset High Income Opportunity Fund, Inc.	765,344	3,046,069
Blackstone Strategic Credit Fund	91,382	1,112,119
Total Closed-End Mutual Funds
(Cost $13,238,052)		10,521,932
MONEY MARKET FUNDS†*** - 1.3%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 5.14%[5]	7,063,654	7,063,654
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 5.16%[5]	17,825	17,825
Total Money Market Funds
(Cost $7,081,479)		7,081,479
	Face Amount~	Value
CORPORATE BONDS†† - 54.2%
Financial - 12.4%
United Wholesale Mortgage LLC
5.50% due 04/15/29[6]	4,300,000	$ 4,193,606
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[6]	3,810,000	3,620,520
Liberty Mutual Group, Inc.
4.30% due 02/01/61[6]	5,250,000	3,437,495
FS KKR Capital Corp.
3.25% due 07/15/27[2]	3,300,000	3,097,886
Kennedy-Wilson, Inc.
5.00% due 03/01/31	3,500,000	3,044,590
OneMain Finance Corp.
4.00% due 09/15/30	3,300,000	2,920,657
Iron Mountain, Inc.
5.25% due 07/15/30[2,6]	2,940,000	2,865,753
Encore Capital Group, Inc.
8.50% due 05/15/30[2,6]	1,950,000	2,040,526
9.25% due 04/01/29[2,6]	750,000	798,376
GLP Capital Limited Partnership / GLP Financing II, Inc.
3.25% due 01/15/32	3,250,000	2,836,772
Jane Street Group / JSG Finance, Inc.
7.13% due 04/30/31[2,6]	2,700,000	2,835,648
Accident Fund Insurance Company of America
8.50% due 08/01/32[2,6]	2,550,000	2,565,657
Global Atlantic Finance Co.
3.13% due 06/15/31[2,6]	1,750,000	1,495,611
4.70% due 10/15/51[2,3,6]	900,000	845,695
Corebridge Financial, Inc.
6.88% due 12/15/52[3]	1,950,000	1,992,089
Hunt Companies, Inc.
5.25% due 04/15/29[2,6]	1,850,000	1,743,843

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2024

	Face Amount~	Value
CORPORATE BONDS†† - 54.2% continued
Financial - 12.4% continued
Atlantic Marine Corporations Communities LLC
5.38% due 02/15/48	2,013,996	$1,703,615
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
4.00% due 10/15/33[2,6]	1,800,000	1,586,360
3.88% due 03/01/31[6]	100,000	91,212
Starwood Property Trust, Inc.
4.38% due 01/15/27[6]	1,700,000	1,651,385
Sherwood Financing plc
4.50% due 11/15/26	EUR 1,500,000	1,537,973
Iron Mountain Information Management Services, Inc.
5.00% due 07/15/32[2,6]	1,600,000	1,522,775
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[2,6]	1,500,000	1,521,575
Prudential Financial, Inc.
5.13% due 03/01/52[2,3]	1,550,000	1,510,234
AmFam Holdings, Inc.
3.83% due 03/11/51[2,6]	2,300,000	1,418,921
Jones Deslauriers Insurance Management, Inc.
8.50% due 03/15/30[6]	750,000	797,296
10.50% due 12/15/30[6]	500,000	543,436
UBS AG/Stamford CT
7.95% due 01/09/25	1,300,000	1,310,478
NatWest Group plc
7.47% due 11/10/26[2,3]	1,250,000	1,283,610
Ares Finance Company IV LLC
3.65% due 02/01/52[2,6]	1,650,000	1,207,785
Standard Chartered plc
7.78% due 11/16/25[2,3,6]	1,150,000	1,155,315
PennyMac Financial Services, Inc.
7.13% due 11/15/30[2,6]	800,000	812,639
7.88% due 12/15/29[2,6]	300,000	318,347
Toronto-Dominion Bank
8.13% due 10/31/82[3]	1,050,000	1,118,772
KKR Group Finance Company X LLC
3.25% due 12/15/51[2,6]	1,600,000	1,096,269
PHM Group Holding Oy
4.75% due 06/18/26[6]	EUR 1,000,000	1,086,204
MidCap Funding XLVI Trust
8.84% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 04/15/27◊,†††	1,040,000	1,040,000
Bank of Nova Scotia
8.63% due 10/27/82[2,3]	750,000	803,316
Nationstar Mortgage Holdings, Inc.
5.00% due 02/01/26[6]	790,000	780,685
Kane Bidco Ltd.
5.00% due 02/15/27	EUR 700,000	766,084
VFH Parent LLC / Valor Company-Issuer, Inc.
7.50% due 06/15/31[2,6]	600,000	622,445
Swiss Re Finance Luxembourg S.A.
5.00% due 04/02/49[3,6]	600,000	598,980
Ryan Specialty LLC
4.38% due 02/01/30[6]	450,000	431,111
USI, Inc.
7.50% due 01/15/32[6]	350,000	366,627
Alliant Holdings Intermediate LLC / Alliant Holdings Company-Issuer
7.00% due 01/15/31[6]	150,000	155,033
Total Financial		69,173,206
Consumer, Non-cyclical - 8.2%
DaVita, Inc.
4.63% due 06/01/30[6]	5,200,000	4,903,077
US Foods, Inc.
4.63% due 06/01/30[6]	4,250,000	4,068,047
Upbound Group, Inc.
6.38% due 02/15/29[6]	3,412,000	3,328,207
BCP V Modular Services Finance II plc
4.75% due 11/30/28	EUR 3,000,000	3,187,492
ADT Security Corp.
4.88% due 07/15/32[2,6]	3,300,000	3,136,944
Cheplapharm Arzneimittel GmbH
5.50% due 01/15/28[2,6]	3,125,000	3,001,428
Carriage Services, Inc.
4.25% due 05/15/29[6]	3,150,000	2,908,454
Bausch Health Companies, Inc.
4.88% due 06/01/28[6]	3,300,000	2,409,000
Sotheby's/Bidfair Holdings, Inc.
5.88% due 06/01/29[2,6]	2,200,000	1,895,663
TreeHouse Foods, Inc.
4.00% due 09/01/28[2]	2,000,000	1,848,800
Medline Borrower, LP
5.25% due 10/01/29[2,6]	1,750,000	1,718,739
Post Holdings, Inc.
5.50% due 12/15/29[2,6]	1,700,000	1,670,793
Reynolds American, Inc.
5.70% due 08/15/35	1,550,000	1,587,036
Castor S.p.A.
8.97% (3 Month EURIBOR + 5.25%, Rate Floor: 5.25%) due 02/15/29◊,6	EUR 1,400,000	1,522,496
CPI CG, Inc.
10.00% due 07/15/29[2,6]	1,350,000	1,419,842
JBS USA Holding Lux Sarl/ JBS USA Food Company/ JBS Lux Co Sarl
4.38% due 02/02/52[2]	1,750,000	1,374,528
Champions Financing, Inc.
8.75% due 02/15/29[2,6]	1,330,000	1,364,123
AZ Battery Property LLC
6.73% due 02/20/46†††	980,000	1,011,797
Neogen Food Safety Corp.
8.63% due 07/20/30[2,6]	900,000	982,092
Verisure Holding AB
5.50% due 05/15/30[6]	EUR 650,000	739,452
Nobel Bidco B.V.
3.13% due 06/15/28	EUR 550,000	558,099
WW International, Inc.
4.50% due 04/15/29[6]	1,750,000	433,125

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2024

	Face Amount~	Value
CORPORATE BONDS†† - 54.2% continued
Consumer, non-cyclical - 8.2% continued
Catalent Pharma Solutions, Inc.
3.13% due 02/15/29[6]	300,000	$ 292,588
APi Group DE, Inc.
4.75% due 10/15/29[6]	250,000	239,089
Williams Scotsman, Inc.
7.38% due 10/01/31[2,6]	150,000	157,668
Darling Ingredients, Inc.
6.00% due 06/15/30[6]	150,000	151,836
HealthEquity, Inc.
4.50% due 10/01/29[6]	75,000	71,574
Total Consumer, Non-cyclical		45,981,989
Communications - 8.2%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50% due 06/01/33[2,6]	6,500,000	5,434,003
Level 3 Financing, Inc.
4.00% due 04/15/31[6]	6,100,000	4,086,949
11.00% due 11/15/29[2,6]	1,008,430	1,105,549
Altice France S.A.
5.13% due 01/15/29[6]	5,260,000	3,651,804
5.13% due 07/15/29[6]	2,000,000	1,395,375
British Telecommunications plc
4.88% due 11/23/81[3,6]	5,000,000	4,573,163
Ziggo Bond Company B.V.
5.13% due 02/28/30[6]	4,361,000	3,935,558
Vodafone Group plc
5.13% due 06/04/81[3]	4,750,000	3,726,311
McGraw-Hill Education, Inc.
5.75% due 08/01/28[6]	1,800,000	1,764,223
8.00% due 08/01/29[6]	1,700,000	1,692,928
Zayo Group Holdings, Inc.
4.00% due 03/01/27[2,6]	3,250,000	2,836,710
Vmed O2 UK Financing I plc
4.25% due 01/31/31[2,6]	3,250,000	2,825,364
LCPR Senior Secured Financing DAC
6.75% due 10/15/27[6]	1,750,000	1,599,960
5.13% due 07/15/29[2,6]	445,000	359,339
Rogers Communications, Inc.
5.25% due 03/15/82[3,6]	1,600,000	1,565,100
CSC Holdings LLC
11.25% due 05/15/28[6]	1,000,000	888,688
4.50% due 11/15/31[6]	300,000	199,517
6.50% due 02/01/29[6]	100,000	75,476
Cogent Communications Group Incorporated / Cogent Communications Finance, Inc.
7.00% due 06/15/27[2,6]	850,000	859,855
Ciena Corp.
4.00% due 01/31/30[6]	850,000	797,813
Sunrise FinCo I B.V.
4.88% due 07/15/31[6]	750,000	698,048
Cogent Communications Group LLC
7.00% due 06/15/27[2,6]	500,000	506,042
VZ Secured Financing B.V.
5.00% due 01/15/32[6]	500,000	452,363
AMC Networks, Inc.
10.25% due 01/15/29[6]	350,000	351,750
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.25% due 01/15/29[2,6]	325,000	306,746
Total Communications		45,688,634
Consumer, Cyclical - 6.5%
1011778 BC ULC / New Red Finance, Inc.
4.00% due 10/15/30[2,6]	4,500,000	4,121,916
Station Casinos LLC
4.63% due 12/01/31[2,6]	3,250,000	3,017,014
Penn Entertainment, Inc.
4.13% due 07/01/29[2,6]	3,350,000	3,000,420
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.00% due 06/01/31[6]	2,200,000	2,019,021
Air Canada
4.63% due 08/15/29[6]	CAD 2,750,000	1,987,510
Aramark Services, Inc.
5.00% due 02/01/28[2,6]	2,000,000	1,961,674
Wabash National Corp.
4.50% due 10/15/28[2,6]	1,750,000	1,611,036
Scientific Games Holdings Limited Partnership/Scientific Games US FinCo, Inc.
6.63% due 03/01/30[6]	1,600,000	1,582,498
Fertitta Entertainment LLC / Fertitta Entertainment Finance Company, Inc.
4.63% due 01/15/29[2,6]	1,650,000	1,543,581
Boyne USA, Inc.
4.75% due 05/15/29[2,6]	1,600,000	1,535,720
Crocs, Inc.
4.25% due 03/15/29[2,6]	1,625,000	1,534,123
Deuce FinCo plc
5.50% due 06/15/27	GBP 1,200,000	1,524,746
CD&R Smokey Buyer, Inc.
6.75% due 07/15/25[2,6]	1,500,000	1,487,338
Allwyn Entertainment Financing UK plc
7.88% due 04/30/29[6]	1,400,000	1,454,432
Steelcase, Inc.
5.13% due 01/18/29	1,450,000	1,419,735
Evergreen Acqco 1 Limited Partnership / TVI, Inc.
9.75% due 04/26/28[2,6]	1,257,000	1,325,951
Ontario Gaming GTA Limited Partnership/OTG Company-Issuer, Inc.
8.00% due 08/01/30[6]	1,250,000	1,288,373
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.
11.00% due 04/15/29[6]	1,155,000	1,175,559
Ritchie Bros Holdings, Inc.
7.75% due 03/15/31[2,6]	650,000	690,923
Hanesbrands, Inc.
9.00% due 02/15/31[2,6]	550,000	591,314
4.88% due 05/15/26[6]	100,000	99,305
Tempur Sealy International, Inc.
3.88% due 10/15/31[6]	600,000	527,690

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2024

	Face Amount~	Value
CORPORATE BONDS†† - 54.2% continued
Consumer, cyclical - 8.2% continued

ONE Hotels GmbH
7.75% due 04/02/31[6]	EUR 250,000	$290,211
Wolverine World Wide, Inc.
4.00% due 08/15/29[6]	300,000	255,468
JB Poindexter & Company, Inc.
8.75% due 12/15/31[6]	140,000	147,680
Total Consumer, Cyclical		36,193,238
Industrial - 6.0%
AP Grange Holdings
6.50% due 03/20/45†††	3,500,000	3,500,000
5.00% due 03/20/45†††	400,000	400,000
Standard Industries, Inc.
4.38% due 07/15/30[6]	2,400,000	2,243,939
3.38% due 01/15/31[6]	1,000,000	874,475
New Enterprise Stone & Lime Company, Inc.
9.75% due 07/15/28[6]	2,300,000	2,346,377
5.25% due 07/15/28[6]	450,000	436,061
TK Elevator US Newco, Inc.
5.25% due 07/15/27[2,6]	2,630,000	2,589,130
Enviri Corp.
5.75% due 07/31/27[6]	2,625,000	2,557,913
MIWD Holdco II LLC / MIWD Finance Corp.
5.50% due 02/01/30[2,6]	2,600,000	2,465,083
GrafTech Finance, Inc.
4.63% due 12/15/28[2,6]	3,200,000	2,142,342
Pactiv Evergreen Group Issuer Incorporated/Pactiv Evergreen Group Issuer LLC
4.00% due 10/15/27[6]	2,150,000	2,052,631
Victoria plc
3.63% due 08/05/26	EUR 1,600,000	1,565,333
Builders FirstSource, Inc.
6.38% due 06/15/32[6]	1,500,000	1,544,870
Clearwater Paper Corp.
4.75% due 08/15/28[2,6]	1,609,000	1,501,783
Calderys Financing LLC
11.25% due 06/01/28[2,6]	1,250,000	1,355,336
Great Lakes Dredge & Dock Corp.
5.25% due 06/01/29[6]	1,450,000	1,325,345
Mauser Packaging Solutions Holding Co.
7.88% due 04/15/27[2,6]	700,000	723,751
9.25% due 04/15/27[6]	350,000	355,555
Waste Pro USA, Inc.
5.50% due 02/15/26[6]	1,050,000	1,045,913
Artera Services LLC
8.50% due 02/15/31[2,6]	800,000	800,910
AmeriTex HoldCo Intermediate LLC
10.25% due 10/15/28[2,6]	650,000	691,525
SCIL IV LLC / SCIL USA Holdings LLC
9.50% due 07/15/28	EUR 550,000	659,401
Worldpay US, Inc.
8.50% due 01/15/31	GBP 250,000	354,987
Total Industrial		33,532,660
Energy - 5.5%
NuStar Logistics, LP
6.38% due 10/01/30	6,000,000	6,268,392
Occidental Petroleum Corp.
7.95% due 06/15/39	3,190,000	3,855,402
ITT Holdings LLC
6.50% due 08/01/29[6]	3,750,000	3,535,971
CVR Energy, Inc.
5.75% due 02/15/28[6]	3,300,000	3,112,041
Global Partners Limited Partnership / GLP Finance Corp.
7.00% due 08/01/27	2,400,000	2,420,590
6.88% due 01/15/29	675,000	679,827
Venture Global LNG, Inc.
9.88% due 02/01/32[6]	2,550,000	2,833,050
Valero Energy Corp.
4.00% due 06/01/52[2]	3,350,000	2,557,647
TransMontaigne Partners Limited Partnership / TLP Finance Corp.
6.13% due 02/15/26	1,750,000	1,716,726
Buckeye Partners, LP
5.85% due 11/15/43	1,650,000	1,492,312
EnLink Midstream LLC
6.50% due 09/01/30[2,6]	975,000	1,042,378
BP Capital Markets plc
4.88% [3,7,8]	500,000	489,808
Energy Transfer, LP
5.75% due 04/01/25	150,000	149,883
5.63% due 05/01/27[2,6]	125,000	125,301
Viper Energy, Inc.
7.38% due 11/01/31[6]	250,000	265,465
Total Energy		30,544,793
Basic Materials - 3.8%
SK Invictus Intermediate II SARL
5.00% due 10/30/29[2,6]	4,250,000	4,010,853
Kaiser Aluminum Corp.
4.50% due 06/01/31[2,6]	4,350,000	3,909,191
Ingevity Corp.
3.88% due 11/01/28[2,6]	2,900,000	2,687,130
SCIL IV LLC / SCIL USA Holdings LLC
5.38% due 11/01/26[6]	2,250,000	2,217,015
Compass Minerals International, Inc.
6.75% due 12/01/27[6]	1,943,000	1,889,578
Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
9.00% due 07/01/28[6]	1,850,000	1,867,179
Carpenter Technology Corp.
7.63% due 03/15/30	1,600,000	1,660,542
6.38% due 07/15/28	200,000	200,191
Anglo American Capital plc
5.63% due 04/01/30[6]	1,050,000	1,081,897
International Flavors & Fragrances, Inc.
1.23% due 10/01/25[2,6]	710,000	681,418
Arsenal AIC Parent LLC
8.00% due 10/01/30[6]	550,000	591,330
WR Grace Holdings LLC
4.88% due 06/15/27[6]	250,000	244,474
Total Basic Materials		21,040,798
Technology - 3.4%
Dun & Bradstreet Corp.
5.00% due 12/15/29[6]	3,300,000	3,267,723

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2024

	Face Amount~	Value
CORPORATE BONDS†† - 54.2% continued
Technology - 3.4% continued

NCR Voyix Corp.
5.25% due 10/01/30[2,6]	3,250,000	$3,154,506
AthenaHealth Group, Inc.
6.50% due 02/15/30[2,6]	3,200,000	3,061,499
CDW LLC / CDW Finance Corp.
3.57% due 12/01/31	1,900,000	1,712,088
Cloud Software Group, Inc.
6.50% due 03/31/29[2,6]	1,660,000	1,636,335
Broadcom, Inc.
3.19% due 11/15/36[6]	1,750,000	1,447,993
TeamSystem S.p.A.
7.19% due 07/31/31	EUR 1,300,000	1,437,180
Central Parent Incorporated / CDK Global, Inc.
7.25% due 06/15/29[6]	1,350,000	1,356,728
Dye & Durham Ltd.
8.63% due 04/15/29[2,6]	880,000	922,078
Capstone Borrower, Inc.
8.00% due 06/15/30[6]	650,000	684,635
Amentum Escrow Corp.
7.25% due 08/01/32[6]	200,000	209,120
Total Technology		18,889,885
Utilities - 0.2%
Terraform Global Operating, LP
6.13% due 03/01/26[2,6]	1,150,000	1,149,792

Total Corporate Bonds
(Cost $320,242,289)		302,194,995
SENIOR FLOATING RATE INTERESTS††,◊ - 39.6%
Consumer, Non-cyclical - 10.8%
Lyons Magnus
12.00% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) (in-kind rate was 4.25%) due 05/10/27[9]	6,083,895	5,571,813
LaserAway Intermediate Holdings II LLC
11.30% (3 Month Term SOFR + 5.75%, Rate Floor: 6.50%) due 10/14/27	5,606,250	5,564,203
Gibson Brands, Inc.
10.58% (6 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 08/11/28	5,606,250	5,262,867
National Mentor Holdings, Inc.
9.11% (1 Month Term SOFR + 3.75%) and (3 Month Term SOFR + 3.75%), Rate Floor: 4.50%) due 03/02/28	5,186,703	4,997,077
9.18% (3 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 03/02/28	168,375	162,219
Triton Water Holdings, Inc.
8.85% (3 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 03/31/28	2,917,302	2,915,318
Florida Food Products LLC
10.36% (1 Month Term SOFR + 5.00%, Rate Floor: 5.75%) due 10/18/28	3,176,875	2,775,795
Women's Care Holdings, Inc.
9.85% (3 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 01/15/28	2,917,293	2,708,211
Southern Veterinary Partners LLC
9.00% (1 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 10/05/27	2,250,521	2,259,861
Blue Ribbon LLC
11.58% (3 Month Term SOFR + 6.00%, Rate Floor: 6.75%) due 05/08/28	3,493,671	2,225,049
Nidda Healthcare Holding GmbH
7.10% (1 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 08/21/26	EUR 1,000,000	1,102,697
due 02/21/30	EUR 800,000	883,838
PetIQ LLC
9.64% (1 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 04/13/28	1,897,951	1,894,402
HAH Group Holding Co. LLC
10.35% (1 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 10/29/27	1,886,598	1,883,447
Midwest Veterinary Partners LLC
9.08% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 04/27/28	1,657,500	1,661,644
PlayCore
9.75% (3 Month Term SOFR + 4.50%, Rate Floor: 5.50%) due 02/20/30	1,596,000	1,599,735
Pimente Investissement S.A.S.
7.90% (3 Month EURIBOR + 4.18%, Rate Floor: 4.18%) due 12/31/28	EUR 1,350,000	1,488,641
Albion Financing 3 SARL
due 08/16/29	EUR 1,300,000	1,443,925
Bowtie Germany Bidco GMBH
7.59% (1 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 08/01/31	EUR 1,300,000	1,421,291
Curriculum Associates LLC
10.19% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 01/27/27†††	1,400,000	1,394,981

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2024

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 39.6% continued
Consumer, Non-cyclical - 10.8% continued

Celeste Bidco B.V.
8.21% (3 Month EURIBOR + 4.50%, Rate Floor: 4.50%) due 07/22/29	EUR 1,250,000	$1,385,060
VC GB Holdings I Corp.
9.10% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 07/21/28	1,346,547	1,343,369
AI Aqua Merger Sub, Inc.
8.84% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 07/31/28†††	1,246,875	1,248,434
Artisan Newco B.V.
7.83% (3 Month EURIBOR + 4.25%, Rate Floor: 4.25%) due 02/12/29	EUR 1,000,000	1,110,303
AI Monet (Luxembourg) Parentco SARL
8.21% (3 Month EURIBOR + 4.50%, Rate Floor: 4.50%) due 03/06/31	EUR 1,000,000	1,106,500
Chefs' Warehouse, Inc.
9.25% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 08/23/29	1,007,208	1,006,584
Weber-Stephen Products LLC
8.61% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 10/30/27	1,024,039	948,732
Outcomes Group Holdings, Inc.
9.50% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 05/06/31	700,000	703,325
IVI America LLC
9.83% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 04/09/31	650,000	654,739
Financiere Mendel
8.35% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 11/12/30	498,750	499,219
Midwest Physician Administrative Services
8.60% (3 Month Term SOFR + 3.00%, Rate Floor: 3.75%) due 03/12/28	399,742	348,775
Elanco Animal Health, Inc.
7.19% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 08/01/27	204,386	204,106
Grifols Worldwide Operations USA, Inc.
7.40% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 11/15/27	204,251	200,603
TGP Holdings LLC
8.60% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 06/29/28	188,315	176,491
Total Consumer, Non-cyclical		60,153,254
Consumer, Cyclical - 8.5%
Pacific Bells LLC
10.10% (3 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 11/10/28	4,875,129	4,867,524
Secretariat Advisors LLC
10.35% (3 Month Term SOFR + 5.01%, Rate Floor: 5.76%) due 12/29/28†††	4,296,000	4,274,520
Cordobes Holdco SL
8.12% (1 Month EURIBOR + 4.50%, Rate Floor: 4.50%) due 02/02/29	EUR 2,400,000	2,633,208
BRE/Everbright M6 Borrower LLC
10.41% (1 Month Term SOFR + 5.00%, Rate Floor: 5.75%) due 09/09/26	2,352,000	2,352,000
First Brands Group LLC
10.51% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 03/30/27	2,330,438	2,299,117
Breitling Financing SARL
7.57% (6 Month EURIBOR + 3.90%, Rate Floor: 3.90%) due 10/25/28	EUR 2,000,000	2,143,666
MB2 Dental Solutions, LLC
11.25% (1 Month Term SOFR + 6.00%, Rate Floor: 6.75%) due 02/13/31†††	1,962,461	1,950,977
FR Refuel LLC
10.11% (1 Month Term SOFR + 4.75%, Rate Floor: 5.50%) due 11/08/28	1,946,500	1,907,570
The Facilities Group
10.64% ((3 Month Term SOFR + 5.59%) and (6 Month Term SOFR + 5.59%), Rate Floor: 6.59%) due 11/30/27†††	1,847,573	1,816,211
NFM & J LLC
11.10% (3 Month Term SOFR + 5.75%, Rate Floor: 6.75%) due 11/30/27†††	1,817,619	1,786,765

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2024

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 39.6% continued
Consumer, Cyclical - 8.5% continued

Alexander Mann
11.49% (2 Month SOFR + 6.00%, Rate Floor: 6.00%) due 06/29/27	1,786,500	$1,739,604
Fertitta Entertainment LLC
9.09% (1 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 01/27/29	1,661,750	1,657,862
QSRP Finco B.V.
8.96% (3 Month EURIBOR + 5.25%, Rate Floor: 5.25%) due 06/14/31	EUR 1,300,000	1,435,748
RealTruck Group, Inc.
10.36% (1 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 01/31/28	1,396,500	1,383,694
ImageFIRST Holdings LLC
9.39% ((1 Month Term SOFR + 4.25%) and (3 Month Term SOFR + 4.25%), Rate Floor: 5.00%) due 04/27/28†††	1,373,100	1,369,667
BIFM CA Buyer, Inc.
9.50% (1 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 05/31/28	1,346,625	1,350,840
Casper Bidco SAS (B&B Hotels)
7.85% (1 Month EURIBOR + 4.25%, Rate Floor: 4.25%) due 03/21/31	EUR 1,200,000	1,327,389
Shaw Development LLC
11.25% (3 Month Term SOFR + 6.00%, Rate Floor: 6.00%) due 10/30/29†††	1,203,367	1,182,648
One Hotels GmbH
8.21% (3 Month EURIBOR + 4.50%, Rate Floor: 4.50%) due 04/02/31	EUR 1,000,000	1,108,457
Entain Holdings (Gibraltar) Ltd.
6.92% (6 Month EURIBOR + 3.25%, Rate Floor: 3.25%) due 06/30/28	EUR 1,000,000	1,107,672
Drive Bidco B.V.
8.13% (3 Month EURIBOR + 4.50%, Rate Floor: 4.50%) due 05/09/31†††	EUR 1,000,000	1,102,697
Alterra Mountain Co.
8.75% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 05/31/30	1,050,000	1,054,379
Normec 1 B.V.
7.59% (1 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 04/16/31	EUR 923,308	1,023,233
Thevelia US LLC
8.51% (3 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 06/18/29	905,450	909,977
BCPE Empire Holdings, Inc.
9.25% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 12/11/28	698,250	698,690
Zephyr Bidco Ltd.
10.45% (1 Month GBP SONIA + 5.50%, Rate Floor: 5.50%) due 07/20/28	GBP 500,000	658,851
Caesars Entertainment, Inc.
8.00% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 02/06/31	448,875	448,125
8.00% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 02/06/30	189,500	189,411
CNT Holdings I Corp.
8.75% (3 Month Term SOFR + 3.50%, Rate Floor: 4.25%) due 11/08/27	422,875	423,725
Orion Group
11.85% (3 Month Term SOFR + 6.25%, Rate Floor: 7.25%) due 03/19/27†††	349,839	342,553
Congruex Group LLC
11.15% (3 Month Term SOFR + 5.75%, Rate Floor: 6.50%) due 05/03/29	441,000	338,053
American Tire Distributors, Inc.
11.80% (3 Month Term SOFR + 6.25%, Rate Floor: 7.00%) due 10/20/28	439,875	296,445
CCRR Parent, Inc.
9.61% (1 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 03/06/28	222,657	195,754
Total Consumer, Cyclical		47,377,032
Industrial - 8.2%
American Bath Group LLC
9.10% (1 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 11/23/27	5,595,242	5,387,770
Pelican Products, Inc.
9.85% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 12/29/28	5,606,250	5,131,737

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2024

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 39.6% continued
Industrial - 8.2% continued
Merlin Buyer, Inc.
9.25% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 12/14/28	3,225,750	$3,205,589
ASP Dream Acquisiton Co. LLC
9.60% (1 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 12/15/28†††	3,176,875	3,176,875
Icebox Holdco III, Inc.
9.35% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 12/22/28	3,130,715	3,143,238
CapStone Acquisition Holdings, Inc.
due 11/12/29	2,574,590	2,555,280
Rinchem Company LLC
9.68% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 03/02/29	3,136,000	2,520,560
Arcline FM Holdings LLC
9.65% (6 Month Term SOFR + 4.75%, Rate Floor: 5.50%) due 06/23/28†††	2,188,125	2,200,094
Geo Parent Corp.
10.60% (3 Month Term SOFR + 5.25%, Rate Floor: 5.25%) due 12/19/28†††	1,496,250	1,496,250
Michael Baker International LLC
10.00% (1 Month Term SOFR + 4.75%, Rate Floor: 5.50%) due 12/01/28†††	1,400,000	1,405,250
Fugue Finance LLC
8.81% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 02/26/31	1,396,500	1,404,879
Boluda Towage S.L.
7.26% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 06/01/30	EUR 1,250,000	1,385,281
Inspired Finco Holdings Ltd.
7.59% (1 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 02/28/31	EUR 1,250,000	1,384,963
Engineering Research And Consulting LLC
due 08/29/31	1,400,000	1,372,000
Foundation Building Materials Holding Company LLC
9.25% ((1 Month Term SOFR + 4.00%) and (3 Month Term SOFR + 4.00%), Rate Floor: 4.00%) due 01/29/31	1,346,625	1,302,550
CPM Holdings, Inc.
9.84% (1 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 09/28/28	1,343,250	1,289,936
Weener Plastics Group B.V.
8.16% (3 Month EURIBOR + 4.50%, Rate Floor: 4.50%) due 11/17/28	EUR 1,000,000	1,107,307
Dispatch Terra Acquisition LLC
9.73% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 03/27/28	1,181,764	997,113
Anchor Packaging LLC
9.00% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 07/18/29	800,000	802,400
Atlantic Aviation
8.75% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 09/22/28	788,045	790,118
White Cap Supply Holdings LLC
8.50% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 10/19/29	648,241	643,885
FCG Acquisitions, Inc
9.35% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 03/31/28	548,586	548,586
Service Logic Acquisition, Inc.
9.51% ((1 Month Term SOFR + 4.00%) and (3 Month Term SOFR + 4.00%), Rate Floor: 4.75%) due 10/29/27	547,172	547,172
Artera Services LLC
9.83% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 02/15/31	548,625	542,969
Integrated Power Services Holdings, Inc.
9.86% (1 Month Term SOFR + 4.61%, Rate Floor: 5.36%) due 11/22/28†††	515,007	513,451
DXP Enterprises, Inc.
10.16% (6 Month Term SOFR + 4.75%, Rate Floor: 5.75%) due 10/11/30	496,250	498,523
Aegion Corp.
9.00% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 05/17/28	248,750	249,061

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2024

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 39.6% continued
Industrial - 8.2% continued
Patriot Container Corp. (Wastequip)
9.10% (3 Month Term SOFR + 3.85%, Rate Floor: 4.85%) due 03/20/25	148,810	$145,350
Total Industrial		45,748,187
Technology - 6.1%
Visma AS
7.75% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 12/05/28†††	EUR 2,500,000	2,736,016
Avalara, Inc.
12.08% (3 Month Term SOFR + 6.75%, Rate Floor: 7.50%) due 10/19/28†††	2,636,364	2,610,331
Datix Bidco Ltd.
10.70% (1 Month GBP SONIA + 5.50%, Rate Floor: 5.50%) due 04/25/31†††	GBP 1,304,000	1,699,268
10.82% (1 Month Term SOFR + 5.50%, Rate Floor: 6.00%) due 04/30/31†††	370,000	367,146
Precise Midco B.V.
7.44% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 05/13/26	EUR 830,769	921,335
7.94% (3 Month EURIBOR + 4.50%, Rate Floor: 4.50%) due 10/16/30	EUR 669,231	744,547
7.72% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 11/15/30	EUR 170,000	188,105
Apttus Corp.
9.46% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 05/08/28	1,376,250	1,379,862
Blackhawk Network Holdings, Inc.
10.25% (1 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 03/12/29	1,350,000	1,358,856
DS Admiral Bidco LLC
9.59% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 06/26/31†††	1,400,000	1,358,000
Wrench Group LLC
9.60% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 10/30/28	1,346,625	1,346,059
Boxer Parent Co., Inc.
9.01% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 07/30/31	1,350,000	1,345,788
Modena Buyer LLC
9.83% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 07/01/31	1,400,000	1,339,912
Bock Capital Bidco B.V.
7.22% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 06/29/28	EUR 1,200,000	1,311,072
Leia Finco US LLC
due 07/02/31	1,300,000	1,287,273
Polaris Newco LLC
due 06/05/28	GBP 1,000,000	1,263,346
Finastra
12.46% (6 Month Term SOFR + 7.25%, Rate Floor: 8.25%) due 09/13/29†††	1,194,000	1,184,983
Xerox Corp.
9.25% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 11/17/29	1,170,000	1,159,762
Pushpay USA, Inc.
9.84% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 08/16/31	1,150,000	1,141,375
Concorde Lux
7.85% (6 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 03/01/28	EUR 1,000,000	1,108,225
TSG Solutions Holding
7.39% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 03/30/29	EUR 1,000,000	1,107,307
Team.Blue Finco SARL
7.42% (3 Month EURIBOR + 3.70%, Rate Floor: 3.70%) due 03/30/28	EUR 1,000,000	1,098,707
Central Parent LLC
8.58% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 07/06/29	1,100,000	1,089,275
isolved, Inc.
8.75% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 10/15/30	847,875	851,055
Project Ruby Ultimate Parent Corp.
8.86% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 03/10/28	798,000	798,997
Atlas CC Acquisition Corp.
9.57% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 05/25/28	881,818	668,603

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2024

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 39.6% continued
Technology - 6.1% continued
Alteryx, Inc.
11.75% (1 Month Term SOFR + 6.50%, Rate Floor: 7.25%) due 03/19/31†††	600,000	$ 600,000
Azalea TopCo
8.75% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 04/30/31	550,000	548,235
CoreLogic, Inc.
8.86% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 06/02/28	489,924	483,188
Azurite Intermediate Holdings, Inc.
11.75% (1 Month Term SOFR + 6.50%, Rate Floor: 7.25%) due 03/19/31†††	412,500	412,500
Waystar Technologies, Inc.
8.00% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 10/22/29	362,045	363,179
Planview Parent, Inc.
9.08% (3 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 12/17/27	350,000	348,688
Total Technology		34,220,995
Financial - 4.5%
HighTower Holding LLC
8.75% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 04/21/28	2,753,903	2,757,345
Eisner Advisory Group
9.25% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 02/28/31	2,736,250	2,738,302
Higginbotham Insurance Agency, Inc.
9.75% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 11/24/28†††	2,400,000	2,380,710
10.00% (1 Month Term SOFR + 4.75%, Rate Floor: 5.75%) due 11/24/28†††	52,337	51,917
Claudius Finance Parent SARL
7.20% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 07/10/28	EUR 1,450,000	1,599,376
Kestra Advisor Services Holdings A, Inc.
9.06% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 03/22/31	1,450,000	1,447,288
Howden Group Holdings Ltd.
7.63% (1 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 02/15/31	EUR 1,250,000	1,384,134
AqGen Island Holdings, Inc.
8.86% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 08/02/28	1,342,935	1,344,614
Tegra118 Wealth Solutions, Inc.
9.13% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 02/18/27	1,243,523	1,185,239
Global Blue Acquisition B.V.
7.76% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 12/05/30	EUR 1,000,000	1,110,391
Cervantes Bidco S.L.U.
due 06/13/31	EUR 1,000,000	1,107,992
Aretec Group, Inc.
9.25% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 08/09/30	1,091,750	1,067,579
Navacord Inc.
8.75% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 03/15/30†††	1,044,750	1,047,472
Nexus Buyer LLC
9.25% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 07/31/31	1,000,000	990,210
Osaic Holdings, Inc.
9.25% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 08/17/28	900,000	891,099
Franchise Group, Inc.
10.25% (6 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 03/10/26	1,333,125	806,541
Ardonagh Midco 3 plc
due 02/17/31	600,000	603,000
Ardonagh Midco 3 plc
9.90% (6 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 02/16/31†††	587,952	579,764
Apex Group Treasury LLC
9.08% (6 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 07/27/28†††	541,750	545,136
HUB International Ltd.
8.26% (3 Month Term SOFR + 3.00%, Rate Floor: 3.75%) due 06/20/30	500,000	500,210

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2024

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 39.6% continued
Financial - 4.5% continued

Asurion LLC
9.60% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 08/19/28	493,750	$490,486
Claros Mortgage Trust, Inc.
9.85% (1 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 08/09/26	341,118	322,357
Total Financial		24,951,162
Basic Materials - 0.8%
NIC Acquisition Corp.
9.35% (3 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 12/29/27	3,058,042	2,530,529
Pregis TopCo Corp.
9.25% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 07/31/26	1,193,750	1,194,502
Discovery Purchaser Corp.
due 10/04/29	550,000	549,412
Arsenal AIC Parent LLC
8.56% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 08/18/30	297,754	298,126
Total Basic Materials		4,572,569
Energy - 0.4%
BANGL LLC
9.82% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 02/01/29	2,189,994	2,206,419
Communications - 0.3%
Simon & Schuster
9.26% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 10/30/30	897,750	899,438
Cengage Learning, Inc.
9.54% (6 Month Term SOFR + 4.25%, Rate Floor: 5.25%) due 03/24/31	548,625	549,997
McGraw Hill LLC
9.33% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 07/28/28	270,765	270,957
Total Communications		1,720,392
Total Senior Floating Rate Interests
(Cost $225,380,242)		220,950,010
ASSET-BACKED SECURITIES†† - 20.8%
Collateralized Loan Obligations - 9.7%
CIFC Funding Ltd.
2021-4RA DR, 12.55% (3 Month Term SOFR + 7.26%, Rate Floor: 7.00%) due 01/17/35◊,6	9,000,000	8,830,186
2022-3A E, 12.55% (3 Month Term SOFR + 7.27%, Rate Floor: 7.27%) due 04/21/35◊,6	1,000,000	998,693
Madison Park Funding LIII Ltd.
2022-53A E, 11.28% (3 Month Term SOFR + 6.00%, Rate Floor: 6.00%) due 04/21/35◊,6	7,500,000	7,447,153
Boyce Park CLO Ltd.
2022-1A E, 11.53% (3 Month Term SOFR + 6.25%, Rate Floor: 6.25%) due 04/21/35◊,6	4,000,000	3,979,218
Palmer Square Loan Funding Ltd.
2022-1A D, 10.30% (3 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 04/15/30◊,6	3,500,000	3,503,946
ACRES Commercial Realty Ltd.
2021-FL2 D, 8.55% (1 Month Term SOFR + 3.21%, Rate Floor: 3.21%) due 01/15/37◊,6	3,250,000	3,046,923
Fontainbleau Vegas
10.98% (1 Month Term SOFR + 5.65%, Rate Floor: 5.65%) due 01/31/26◊,†††	2,500,000	2,500,000
Carlyle Global Market Strategies
2022-1A E, 12.65% (3 Month Term SOFR + 7.35%, Rate Floor: 7.35%) due 04/15/35◊,6	2,250,000	2,229,379
Cerberus Loan Funding XLIV LLC
2024-5A C, 9.50% (3 Month Term SOFR + 4.20%, Rate Floor: 4.20%) due 01/15/36◊,6	2,050,000	2,061,595
Cerberus Loan Funding XLII LLC
2023-3A C, 9.44% (3 Month Term SOFR + 4.15%, Rate Floor: 4.15%) due 09/13/35◊,6	2,000,000	2,002,225
Neuberger Berman Loan Advisers CLO 47 Ltd.
2022-47A E, 11.55% (3 Month Term SOFR + 6.25%, Rate Floor: 6.25%) due 04/14/35◊,6	1,750,000	1,742,563
Owl Rock CLO I LLC
2024-1A C, 9.38% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 02/20/36◊,6	1,550,000	1,555,578

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2024

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 20.8% continued
Collateralized Loan Obligations - 9.7% continued

Cerberus Loan Funding XLV LLC
2024-1A D, 10.30% (3 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 04/15/36◊,6	1,500,000	$1,499,940
Ares Direct Lending CLO 2 LLC
2024-2A D, due 10/20/36◊,6	1,500,000	1,499,290
Voya CLO Ltd.
2022-1A SUB, due 04/20/35[6,10]	1,750,000	1,178,625
GoldenTree Loan Management US CLO 1 Ltd.
2024-9A DR, 8.63% (3 Month Term SOFR + 3.35%, Rate Floor: 3.35%) due 04/20/37◊,6	1,150,000	1,152,516
Cerberus Loan Funding XL LLC
2023-1A D, 11.70% (3 Month Term SOFR + 6.40%, Rate Floor: 6.40%) due 03/22/35◊,6	1,000,000	1,009,283
Golub Capital Partners CLO 46M Ltd.
2024-46A CR, 8.33% (3 Month Term SOFR + 3.05%, Rate Floor: 3.05%) due 04/20/37◊,6	1,000,000	999,933
Cerberus Loan Funding XLVI, LP
2024-2A D, 10.26% (3 Month Term SOFR + 4.95%, Rate Floor: 4.95%) due 07/15/36◊,6	1,000,000	999,609
FS Rialto Issuer LLC
2022-FL6 C, 9.57% (1 Month Term SOFR + 4.23%, Rate Floor: 4.23%) due 08/17/37◊,6	1,000,000	996,753
Carlyle US CLO Ltd.
2022-4A DR, 11.90% (3 Month Term SOFR + 6.60%, Rate Floor: 6.60%) due 04/15/35◊,6	1,000,000	992,851
LCCM Trust
2021-FL2 C, 7.60% (1 Month Term SOFR + 2.26%, Rate Floor: 2.26%) due 12/13/38◊,6	1,000,000	940,204
KREF Ltd.
2021-FL2 AS, 6.75% (1 Month Term SOFR + 1.41%, Rate Floor: 1.30%) due 02/15/39◊,6	950,000	928,938
Owl Rock CLO XVI LLC
2024-16A C, 8.58% (3 Month Term SOFR + 3.30%, Rate Floor: 3.30%) due 04/20/36◊,6	850,000	856,574
Cerberus Loan Funding XLVII LLC
2024-3A D, 9.68% (3 Month Term SOFR + 4.35%, Rate Floor: 4.35%) due 07/15/36◊,6	800,000	799,580
Madison Park Funding LVIII Ltd.
2024-58A D, 8.97% (3 Month Term SOFR + 3.65%, Rate Floor: 3.65%) due 04/25/37◊,6	550,000	555,573
Total Collateralized Loan Obligations		54,307,128
Transport-Aircraft - 3.2%
GAIA Aviation Ltd.
2019-1, 3.97% due 12/15/44[6,11]	3,308,769	3,102,831
2019-1, 5.19% due 12/15/44[6,11]	750,994	676,023
JOL Air Ltd.
2019-1, 3.97% due 04/15/44[6]	2,926,904	2,814,277
AASET Trust
2021-1A, 2.95% due 11/16/41[6]	803,395	747,003
2021-2A, 2.80% due 01/15/47[6]	722,388	654,848
2020-1A, 3.35% due 01/16/40[6]	658,710	629,074
2021-2A, 3.54% due 01/15/47[6]	507,663	448,658
2019-1, 3.84% due 05/15/39[6]	129,252	124,732
Start Ltd.
2018-1, 4.09% due 05/15/43[6]	1,295,354	1,225,218
2018-1, 5.32% due 05/15/43[6]	918,001	831,985
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[6]	2,227,579	2,051,733
Project Silver
2019-1, 3.97% due 07/15/44[6]	1,485,867	1,367,028
Labrador Aviation Finance Ltd.
2016-1A, 4.30% due 01/15/42[6]	1,401,567	1,296,510
Sapphire Aviation Finance I Ltd.
2018-1A, 4.25% due 03/15/40[6]	718,601	685,575
Start II Ltd.
2019-1, 4.09% due 03/15/44[6]	631,479	609,378
Castlelake Aircraft Securitization Trust
2019-1A, 3.97% due 04/15/39[6]	362,578	331,771

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2024

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 20.8% continued
Transport-Aircraft - 3.2% continued
2018-1, 4.13% due 06/15/43[6]	208,560	$194,496
Total Transport-Aircraft		17,791,140
Financial - 3.0%
Lightning A
5.50% due 03/01/37†††	6,302,778	5,874,209
Thunderbird A
5.50% due 03/01/37†††	6,258,333	5,832,787
Ceamer Finance LLC
6.92% due 11/15/37†††	2,457,136	2,457,232
LVNV Funding LLC
6.84% due 06/12/29†††	1,200,000	1,234,867
Lightning B
7.50% due 03/01/37†††	815,654	761,320
Thunderbird B
7.50% due 03/01/37†††	809,902	755,951
Total Financial		16,916,366
Infrastructure - 2.7%
Hotwire Funding LLC
2021-1, 4.46% due 11/20/51[6]	7,700,000	7,112,961
VB-S1 Issuer LLC - VBTEL
2022-1A, 5.27% due 02/15/52[6]	5,000,000	4,652,847
Switch ABS Issuer LLC
2024-2A, 5.44% due 06/25/54[6]	1,400,000	1,396,483
Blue Stream Issuer LLC
2023-1A, 6.90% due 05/20/53[6]	1,000,000	1,007,561
Vault DI Issuer LLC
2021-1A, 2.80% due 07/15/46[6]	650,000	591,112
Aligned Data Centers Issuer LLC
2021-1A, 2.48% due 08/15/46[6]	400,000	371,161
Total Infrastructure		15,132,125
Net Lease - 0.8%
CARS-DB4, LP
2020-1A, 4.95% due 02/15/50[6]	1,450,000	1,289,471
2020-1A, 4.52% due 02/15/50[6]	1,000,000	946,323
CARS-DB7, LP
2023-1A, 6.50% due 09/15/53[6]	1,037,969	1,076,122
SVC ABS LLC
2023-1A, 5.55% due 02/20/53[6]	996,250	961,799
Total Net Lease		4,273,715
Insurance - 0.7%
Obra Longevity
8.48% due 06/30/39††	3,300,000	3,341,191
CHEST
7.13% due 03/15/43†††	475,000	494,796
Total Insurance		3,835,987
Single Family Residence - 0.5%
FirstKey Homes Trust
2020-SFR2, 4.50% due 10/19/37[6]	1,100,000	1,065,753
2020-SFR2, 4.00% due 10/19/37[6]	1,100,000	1,063,885
2020-SFR2, 3.37% due 10/19/37[6]	700,000	673,996
Total Single Family Residence		2,803,634
Whole Business - 0.2%
Applebee's Funding LLC / IHOP Funding LLC
2019-1A, 4.72% due 06/05/49[6]	990,000	970,693

Total Asset-Backed Securities
(Cost $117,530,265)		116,030,788
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 5.3%
Government Agency - 2.6%
Fannie Mae
4.00% due 06/01/52	3,087,927	2,954,455
5.00% due 08/01/53	1,976,500	1,964,041
4.00% due 07/01/52	1,773,590	1,704,338
4.00% due 05/01/52	1,502,897	1,433,749
5.00% due 09/01/52	716,774	713,124
5.00% due 06/01/53	667,933	663,408
Freddie Mac
4.00% due 06/01/52	2,236,917	2,141,328
5.00% due 09/01/52	1,906,279	1,896,572
4.00% due 05/01/52	1,015,913	968,245
Total Government Agency		14,439,260
Residential Mortgage-Backed Securities - 1.6%
Top Pressure Recovery Turbines
7.51% due 11/01/69	2,046,920	2,063,296
Finance of America HECM Buyout
2022-HB2, 6.00% (WAC) due 08/01/32◊,6	1,450,000	1,446,637
Carrington Mortgage Loan Trust Series
2006-NC5, 5.54% (1 Month Term SOFR + 0.26%, Rate Cap/Floor: 14.50%/0.15%) due 01/25/37◊	1,331,940	1,174,713
LSTAR Securities Investment Ltd.
2024-1, 8.45% (30 Day Average SOFR + 3.10%, Rate Floor: 3.10%) due 01/01/29◊,6	1,164,903	1,158,058
GCAT Trust
2022-NQM5, 5.71% due 08/25/67[6,11]	674,675	672,241
PRPM LLC
2024-4, 6.41% due 08/25/29[6,11]	650,000	651,609

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2024

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 5.3% continued
Residential Mortgage-Backed Securities - 1.6% continued
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊,6	700,000	$642,269
Saluda Grade Alternative Mortgage Trust
2023-FIG4, 7.12% (WAC) due 11/25/53◊,6	395,370	408,610
OBX Trust
2022-NQM8, 6.10% due 09/25/62[6,11]	400,316	401,139
Citigroup Mortgage Loan Trust, Inc.
2022-A, 6.17% due 09/25/62[6,11]	375,910	377,831
Total Residential Mortgage-Backed Securities		8,996,403
Commercial Mortgage-Backed Securities - 1.1%
BX Trust
2024-VLT4, 7.78% (1 Month Term SOFR + 2.44%, Rate Floor: 2.44%) due 07/15/29◊,6	1,650,000	1,639,172
2023-DELC, 8.68% (1 Month Term SOFR + 3.34%, Rate Floor: 3.34%) due 05/15/38◊,6	1,000,000	1,001,249
BX Commercial Mortgage Trust
2021-VOLT, 7.45% (1 Month Term SOFR + 2.11%, Rate Floor: 2.00%) due 09/15/36◊,6	1,250,000	1,228,587
2024-AIRC, 7.89% (1 Month Term SOFR + 2.59%, Rate Floor: 2.59%) due 08/15/39◊,6	500,000	499,219
BXHPP Trust
2021-FILM, 6.55% (1 Month Term SOFR + 1.21%, Rate Floor: 1.10%) due 08/15/36◊,6	1,700,000	1,601,485
Total Commercial Mortgage-Backed Securities		5,969,712
Total Collateralized Mortgage Obligations
(Cost $29,545,063)		29,405,375
U.S. GOVERNMENT SECURITIES†† - 1.3%

U.S. Treasury Bonds
due 08/15/51[7,12]	12,650,000	4,024,972
due 05/15/44[7,12]	1,910,000	812,028
due 11/15/44[7,12]	1,910,000	793,605
due 02/15/46[7,12]	1,920,000	755,954
U.S. Treasury Notes
4.13% due 11/15/32	903,000	919,896
Total U.S. Government Securities
(Cost $9,138,942)		7,306,455
CONVERTIBLE BONDS†† - 0.2%
Consumer, Non-cyclical - 0.2%
Block, Inc.
due 05/01/26[12]	1,090,000	990,267
Communications - 0.0%
Cable One, Inc.
due 03/15/26[12]	450,000	407,250
Total Convertible Bonds
(Cost $1,419,235)		1,397,517
FOREIGN GOVERNMENT DEBT†† - 0.2%
Panama Government International Bond
4.50% due 01/19/63	1,700,000	1,155,612
Total Foreign Government Debt
(Cost $1,689,626)		1,155,612
	Contracts	Value
LISTED OPTIONS PURCHASED† - 0.1%
Put Options on:
Equity Options
SPDR S&P Regional Banking ETF Expiring December 2024 with strike price of $42.00 (Notional Value $10,415,183)	1,801	$441,245
SPDR S&P Regional Banking ETF Expiring January 2025 with strike price of $43.00 (Notional Value $8,576,189)	1,483	103,810
Total Listed Options Purchased
(Cost $1,006,119)		545,055
	Contracts
OTC OPTIONS PURCHASED†† - 0.1%
Put Options on:
Equity Options
Goldman Sachs International Gaotu Techedu Inc Expiring January 2025 with strike price of $110.00 (Notional Value $8,033,968)	63,924	170,588
Goldman Sachs International SPDR S&P Regional Banking ETF Expiring December 2024 with strike price of $42.00 (Notional Value $3,446,668)	596	146,020
Total OTC Options Purchased
(Cost $467,894)		316,608

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2024

	Notional Value	~	Value
OTC INTEREST RATE SWAPTIONS PURCHASED†† - 0.0%
Call Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 6-Month/2-Year Interest Rate Swap Expiring January 2025 with exercise rate of 2.59%	EUR 18,561,336		$112,596
Morgan Stanley Capital Services LLC 6-Month/2-Year Interest Rate Swap Expiring January 2025 with exercise rate of 2.57%	EUR 18,598,564		110,911
Morgan Stanley Capital Services LLC 6-Month/10-Year Interest Rate Swap Expiring January 2025 with exercise rate of 2.06%	EUR 4,096,600		18,487
Morgan Stanley Capital Services LLC 6-Month/10-Year Interest Rate Swap Expiring January 2025 with exercise rate of 2.03%	EUR 4,088,400		15,928
Total OTC Interest Rate Swaptions Purchased
(Cost $165,155)			257,922
Total Investments - 136.6%
(Cost $821,111,910)			$ 761,747,661
	Notional Value~		Value

OTC INTEREST RATE SWAPTIONS WRITTEN†† - 0.0%
Call Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 6-Month/2-Year Interest Rate Swap Expiring January 2025 with exercise rate of 2.03%	EUR 18,561,336		(29,242)
Morgan Stanley Capital Services LLC 6-Month/2-Year Interest Rate Swap Expiring January 2025 with exercise rate of 2.04%	EUR 18,598,564		(31,239)
Morgan Stanley Capital Services LLC 6-Month/10-Year Interest Rate Swap Expiring January 2025 with exercise rate of 2.53%	EUR 4,088,400		(77,279)
Morgan Stanley Capital Services LLC 6-Month/10-Year Interest Rate Swap Expiring January 2025 with exercise rate of 2.56%	EUR 4,096,600		(85,034)
Total OTC Interest Rate Swaptions Written
(Premiums received $165,261)			(222,794)
Other Assets & Liabilities, net - (36.6)%			(203,904,327)
Total Net Assets - 100.0%			$ 557,620,540

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Purchased†
Gold 100 oz. Futures Contracts	23	Dec 2024	$5,830,040	$252,859

Centrally Cleared Credit Default Swap Agreements Protection Purchased††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Depreciation**
J.P. Morgan Securities LLC	ICE	ITRAXX.EUR.41.V1	1.00%	Quarterly	06/20/29	EUR 5,250,000	$(123,893)	$(116,768)	$(7,125)
J.P. Morgan Securities LLC	ICE	CDX.NA.IG.42.V1	1.00%	Quarterly	06/20/29	$ 14,224,009	(315,383)	(282,919)	(32,464)
							$(439,276)	$(399,687)	$(39,589)

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2024

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Depreciation**
J.P. Morgan Securities LLC	CME	Pay	U.S. Secured Overnight Financing Rate	2.78%	Annually	07/18/27	$53,800,000	$(1,143,892)	$283	$(1,144,175)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Bank of America, N.A.	SPDR S&P 500 ETF Trust	Pay	5.97% (Federal Funds Rate + 0.64%)	At Maturity	06/02/25	21,500	$12,119,120	$1,353,666
Bank of America, N.A.	SPDR S&P 500 ETF Trust	Pay	6.09% (Federal Funds Rate + 0.76%)	At Maturity	09/02/25	10,400	5,862,272	356,616

							$17,981,392	$1,710,282
OTC Interest Rate Swap Agreements††
Goldman Sachs International	Goldman Sachs Swaption Forward Volatility Index	Pay	6.33% (Federal Funds Rate + 1.00%)	At Maturity	04/11/25	3,000,000	4,692,900	295,881

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	EUR	Sell	1,300,000	1,452,217 USD	09/17/24	$14,256
Morgan Stanley Capital Services LLC	CAD	Buy	60,000	44,189 USD	09/17/24	362
UBS AG	EUR	Sell	1,000,000	1,101,362 USD	09/17/24	(4,761)
Barclays Bank plc	EUR	Buy	1,300,000	1,451,215 USD	09/17/24	(13,254)
Morgan Stanley Capital Services LLC	CAD	Sell	2,745,000	2,003,418 USD	09/17/24	(34,815)
Bank of America, N.A.	GBP	Sell	3,288,000	4,232,626 USD	09/17/24	(85,874)
Barclays Bank plc	EUR	Sell	45,540,000	50,152,769 USD	09/17/24	(220,086)
						$(344,172)

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2024

OTC Interest Rate Swaptions Purchased††
Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
Morgan Stanley Capital Services LLC 6-Month/2-Year Interest Rate Swap	Pay	6 Month EURIBOR	Semi-annual	2.59%	01/21/25	2.59%	$20,545,543	$112,596
Morgan Stanley Capital Services LLC 6-Month/2-Year Interest Rate Swap	Pay	6 Month EURIBOR	Semi-annual	2.57%	01/24/25	2.57%	20,586,750	110,911
Morgan Stanley Capital Services LLC 6-Month/10-Year Interest Rate Swap	Pay	6 Month EURIBOR	Semi-annual	2.06%	01/24/25	2.06%	4,534,527	18,487
Morgan Stanley Capital Services LLC 6-Month/10-Year Interest Rate Swap	Pay	6 Month EURIBOR	Semi-annual	2.03%	01/21/25	2.03%	4,525,450	15,928
								$257,922

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2024

OTC Interest Rate Swaptions Written††
Counterparty/Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
Morgan Stanley Capital Services LLC 6-Month/2-Year Interest Rate Swap	Receive	6 Month EURIBOR	Semi-annual	2.03%	01/21/25	2.03%	20,545,543	(29,242)
Morgan Stanley Capital Services LLC 6-Month/2-Year Interest Rate Swap	Receive	6 Month EURIBOR	Semi-annual	2.04%	01/24/25	2.04%	20,586,750	(31,239)
Morgan Stanley Capital Services LLC 6-Month/10-Year Interest Rate Swap	Receive	6 Month EURIBOR	Semi-annual	2.53%	01/21/25	2.53%	4,525,450	(77,279)
Morgan Stanley Capital Services LLC 6-Month/10-Year Interest Rate Swap	Receive	6 Month EURIBOR	Semi-annual	2.56%	01/24/25	2.56%	4,534,527	(85,034)
								$(222,794)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at August 31, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
1	Special Purpose Acquisition Company (SPAC).
2	All or a portion of these securities have been physically segregated in connections with borrowings, options, reverse repurchase agreements and unfunded loan commitments. As of August 31, 2024, the total value of segregated securities was $263,096,627.
3	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
4	Affiliated issuer.
5	Rate indicated is the 7-day yield as of August 31, 2024.
6	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $334,376,607 (cost $349,791,986), or 60.0% of total net assets.
7	Security is a principal-only strip.
8	Perpetual maturity.
9	Payment-in-kind security.
10	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
11	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at August 31, 2024. See table below for additional step information for each security.
12	Zero coupon rate security.

ADR — American Depositary Receipt
CAD — Canadian Dollar
CDX.NA.IG.42.V1 — Credit Default Swap North American Investment Grade Series 42 Index Version 1
CME — Chicago Mercantile Exchange
EUR — Euro
EURIBOR — European Interbank Offered Rate
GBP — British Pound
ICE — Intercontinental Exchange
ITRAXX.EUR.41.V1 — iTraxx Europe Series 41 Index Version 1
plc — Public Limited Company

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2024

REIT — Real Estate Investment Trust
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at August 31, 2024 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$ 22,302,642	$ 422	$ 208	$ 22,303,272
Preferred Stocks	—	35,469,210	400	35,469,610
Warrants	38	—	8	46
Rights	30,010	—	— *	30,010
Mutual Fund	6,780,975	—	—	6,780,975
Closed-End Mutual Funds	10,521,932	—	—	10,521,932
Money Market Funds	7,081,479	—	—	7,081,479
Corporate Bonds	—	296,243,198	5,951,797	302,194,995
Senior Floating Rate Interests	—	180,115,394	40,834,616	220,950,010
Asset-Backed Securities	—	92,778,435	23,252,353	116,030,788
Collateralized Mortgage Obligations	—	29,405,375	—	29,405,375
U.S. Government Securities	—	7,306,455	—	7,306,455
Convertible Bonds	—	1,397,517	—	1,397,517
Foreign Government Debt	—	1,155,612	—	1,155,612
Options Purchased	545,055	316,608	—	861,663
Interest Rate Swaptions Purchased	—	257,922	—	257,922
Commodity Futures Contracts**	252,859	—	—	252,859
Forward Foreign Currency Exchange Contracts**	—	14,618	—	14,618
Equity Index Swap Agreements**	—	1,710,282	—	1,710,282
Interest Rate Swap Agreements**	—	295,881	—	295,881
Total Assets	$ 47,514,990	$ 646,466,929	$ 70,039,382	$ 764,021,301

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Swaptions Written	$ —	$ 222,794	$ —	$ 222,794
Credit Default Swap Agreements**	—	39,589	—	39,589
Interest Rate Swap Agreements**	—	1,144,175	—	1,144,175
Forward Foreign Currency Exchange Contracts**	—	358,790	—	358,790
Unfunded Loan Commitments (Note 5)	—	—	29,237	29,237
Total Liabilities	$ —	$ 1,765,348	$ 29,237	$ 1,794,585

* Includes securities with a market value of $0.
** This derivative is reported as unrealized appreciation/depreciation at period end.

Please refer to the detailed Schedule of Investments for a breakdown of investments by industry category.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $200,845,149 are categorized as Level 2 within the disclosure hierarchy — See Note 2.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at August 31, 2024	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$17,453,930	Yield Analysis	Yield	6.2%-8.8%	7.1%
Asset-Backed Securities	5,798,423	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Common Stocks	208	Model Price	Liquidation Value	—	—
Corporate Bonds	3,900,000	Third Party Pricing	Trade Price	—	—
Corporate Bonds	1,040,000	Third Party Pricing	Broker Quote	—	—
Corporate Bonds	1,011,797	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Preferred Stocks	400	Third Party Pricing	Vendor Price	—	—
Senior Floating Rate Interests	16,919,275	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	10,140,669	Yield Analysis	Yield	9.9%-12.7%	11.1%
Senior Floating Rate Interests	8,733,536	Model Price	Purchase Price	—	—
Senior Floating Rate Interests	5,041,136	Third Party Pricing	Vendor Price	—	—
Warrants	8	Model Price	Liquidation Value	—	—
Total Assets	$70,039,382
Liabilities:
Unfunded Loan Commitments	$ 29,237	Model Price	Purchase Price	—	—

* Inputs are weighted by the fair value of the instruments.

Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

Significant changes in a quote, yield, or liquidation value would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

Guggenheim Active Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2024

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended August 31, 2024, the Fund had securities with a total value of $11,174,375 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $2,225,049 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended August 31, 2024:

	Assets							Liabilities
	Asset-Backed Securities	Corporate Bonds	Senior Floating Rate Interests	Warrants	Common Stocks	Preferred Stocks	Total Assets	Unfunded Loan Commitments

Beginning Balance	$16,710,065	$1,563,863	$26,054,495	$8	$208	$6,000	$44,334,639	$(45,652)
Purchases/(Receipts)	6,206,667	4,339,340	8,124,224	-	-	-	18,670,231	(50,441)
(Sales, maturities and paydowns)/Fundings	-	-	(1,902,218)	-	-	-	(1,902,218)	12,728
Amortization of premiums/discounts	-	94	33,628	-	-	-	33,722	(5,695)
Corporate actions
Total realized gains (losses) included in earnings	-	-	460	-	-	-	460	768
Total change in unrealized appreciation (depreciation) included in earnings	335,621	48,500	(425,299)	-	-	(5,600)	(46,778)	59,055
Transfers into Level 3	-	-	11,174,375	-	-	-	11,174,375	-
Transfers out of Level 3	-	-	(2,225,049)	-	-	-	(2,225,049)	-
Ending Balance	$23,252,353	$5,951,797	$40,834,616	$8	$208	$400	$70,039,382	$(29,237)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at August 31, 2024	$335,621	$48,500	$100,845	$-	$-	$(5,600)	$479,366	$57,790

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, except GAIA Aviation Ltd. which are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
Citigroup Mortgage Loan Trust, Inc. 2022-A, 6.17% due 09/25/62	9.17%	09/25/25	10.17%	09/25/26
GAIA Aviation Ltd. 2019-1, 3.97% due 12/15/44	2.00%	10/15/26	—	—
GAIA Aviation Ltd. 2019-1, 5.19% due 12/15/44	2.00%	10/15/26	—	—
GCAT Trust 2022-NQM5, 5.71% due 08/25/67	6.71%	10/01/26	—	—
OBX Trust 2022-NQM8, 6.10% due 09/25/62	7.10%	10/01/26	—	—
PRPM LLC 2024-4, 6.41% due 08/25/29	9.41%	08/25/27	10.41%	08/25/28

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer.

Transactions during the period ended August 31, 2024, in which the company is an affiliated issuer, were as follows:
Security Name	Value 05/31/24	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 08/31/24	Shares 08/31/24	Investment Income
Mutual Fund
Guggenheim Risk Managed Real Estate Fund — Institutional Class	$6,006,923	$62,167	$–	$–	$711,885	$6,780,975	196,835	$62,167

Guggenheim Active Allocation Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2024

Note 1 – Organization and Significant Accounting Policies

Organization

Guggenheim Active Allocation Fund (the “Fund”) was organized as a Delaware statutory trust on May 20, 2021 and commenced investment operations on November 23, 2021. The Fund is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s investment objective is to maximize total return through a combination of current income and capital appreciation. There can be no assurance that the Fund will achieve its investment objective. The Fund's investment objective is considered non-fundamental and may be changed without shareholder approval. The Fund will provide shareholders with 60 days’ prior written notice of any change in its investment objective.

For information on the Fund’s other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Fund (the “Board”) adopted policies and procedures for the valuation of the Fund's investments (the “Fund Valuation Procedures”). The U.S. Securities and Exchange Commission (the “SEC”) adopted Rule 2a-5 under the 1940 Act (“Rule 2a-5”) which establishes requirements for determining fair value in good faith. Rule 2a-5 also defines “readily available market quotations” for purposes of the 1940 Act and establishes requirements for determining whether a fund must fair value a security in good faith.

Pursuant to Rule 2a-5, the Board has designated Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Adviser”) as the valuation designee to perform fair valuation determinations for the Fund with respect to all Fund investments and other assets. As the Fund’s valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the "Valuation Procedures") reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Fund's securities and other assets.

Valuations of the Fund's securities and other assets are supplied primarily by pricing service providers appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the pricing service provider.

If the pricing service provider cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Open-end investment companies are valued at their net asset value as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

Guggenheim Active Allocation Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2024

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE").The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Adviser will determine the current value of such foreign securities by taking into consideration certain factors which may include the following factors, among others: the value of the securities traded on other foreign markets, American Depositary Receipts ("ADR") trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Adviser is authorized to use prices and other information supplied by a pricing service provider in valuing foreign securities.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from pricing service providers, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent pricing service provider.

U.S. Government securities are valued by pricing service providers, using the last traded fill price, or at the reported bid price at the close of business.

Typically, loans are valued using information provided by a pricing service provider which uses broker quotes, among other inputs. If the pricing service provider cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Adviser.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded. Over-the-counter (“OTC”) options and options on swaps ("swaptions") are valued using a price provided by a pricing service provider.

Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

Interest rate swap agreements entered into by the Fund is valued on the basis of the last sale price on the primary exchange on which the swap is traded. Other swap agreements entered into by the Fund are generally valued using an evaluated price provided by a pricing service provider.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative instruments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

The Fund may acquire an interest in a special purpose acquisition company (“SPAC”) in an initial public offering or a secondary market transaction. SPAC investments carry many of the same risks as investments in initial public offering securities, such as erratic price movements, greater risk of loss, lack of information about the issuer, limited operating and little public or no trading history, and higher transaction costs. An investment in a SPAC is typically subject to a higher risk of dilution by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC and interests in SPACs may be illiquid and/or be subject to restrictions on resale. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. SPAC investments are also subject to the risk that a significant portion of the funds raised by the SPAC may be expended during the search for a target acquisition or merger and that the SPAC may have limited time in which to conduct due diligence on potential business combination targets. Because SPACs are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Among other conflicts of interest, the economic interests of the management, directors, officers and related parties of a SPAC can differ from the economic interests of public shareholders, which may lead to conflicts as they evaluate, negotiate and recommend business combination transactions to shareholders. This risk may become more acute as the deadline for the completion of a business combination nears. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable.

Note 2 – Derivatives

As part of its investment strategy, the Fund utilizes short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

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NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2024

The Fund utilized derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The risk in writing a call option is that the Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where the Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, the Fund may be at risk because of the counterparty’s inability to perform.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedule of Investments.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that the Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index or custom basket of securities) for a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing a total return index swap the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

Interest rate swaps involve the exchange by the Fund with another party for its respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. The Fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred.

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NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2024

If a credit default occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit event occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which the Fund is selling credit protection, the default of a third party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with the use of derivative instruments, the Fund is required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Fund uses margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Fund as collateral.

The Fund has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified of investment grade or better. The Fund monitors the counterparty credit risk.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements as part of its financial leverage strategy. Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time and price, which reflects an interest payment. Such agreements have the economic effect of borrowings. The Fund may enter into such agreements to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the instruments transferred to another party or the instruments in which the proceeds may be invested would affect the market value of the Fund's assets. As a result, such transactions may increase fluctuations in the market value of the Fund's assets.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

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NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2024

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Pricing service providers are used to value a majority of the Fund’s investments. When values are not available from a pricing service provider, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Fund’s assets and liabilities are categorized as Level 2, as indicated in this report.

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Fund’s assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

Certain loans and other securities are valued using a single daily broker quote or a price from a pricing service provider based on a single daily or monthly broker quote.

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 4 – Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s U.S. federal income tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At August 31, 2024, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

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NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2024

Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
$ 820,946,649	$10,266,098	$ (68,956,794)	$ (58,690,696)

Note 5 – Unfunded Loan Commitments

Pursuant to the terms of certain loan agreements, the Fund held unfunded loan commitments as of August 31, 2024. The Fund is obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitments as of August 31, 2024, were as follows:

Borrower	Maturity Date		Face Amount*	Value
Alteryx, Inc.	02/08/31		487,500	$–
American Tire Distributors, Inc.	10/20/28		52,577	3,680
Avalara, Inc.	10/19/28		263,636	2,603
Datix Bidco Ltd.	04/25/31		390,000	3,008
Finastra USA, Inc.	09/13/29		120,000	–
Higginbotham Insurance Agency, Inc.	11/24/28		247,579	1,990
Integrated Power Services Holdings, Inc.	11/22/28		1,284,113	–
Lightning A	03/01/37		2,197,222	–
Lightning B	03/01/37		284,346	–
MB2 Dental Solutions, LLC	02/13/31		1,112,793	9,006
Normec 1 B.V.	04/11/31	EUR	76,692	–
Obra Longevity	06/30/39		2,200,000	–
Orion Group	03/19/27		213,913	3,912
RLDatix	10/25/30		332,500	2,565
Shaw Development LLC	10/30/29		143,617	2,473
Thunderbird A	03/01/37		2,241,667	–
Thunderbird B	03/01/37		290,098	–
				$29,237

* The face amount is denominated in U.S. dollars unless otherwise indicated.

EUR - Euro

Note 6 – Market Risks

The value of, or income generated by, the investments held by the Fund are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, issuers, or particular industries, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the escalated conflict in the Middle East and the ongoing Russia-Ukraine conflict and its collateral economic and other effects including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments.

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NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) continued	August 31, 2024

Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Fund in a different country or geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Fund’s investments and performance of the Fund.

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OTHER INFORMATION	August 31, 2024

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Fund’s registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.